UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22761
Investment Company Act file number:

Stone Ridge Trust
(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Stone Ridge Trust
510 Madison Avenue, 21st Floor
New York, NY 10022
(Name and address of agent for service)

1-855-609-3680
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 80.7%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.131%, 06/30/2018 (a)(b)(c)		$1,397,000	$1,394,262

Europe - 0.9%
Windstorm - 0.9%
Atlas Re VII B
3.650%, 01/07/2016 (a)(b)(c)	EUR	2,250,000	2,473,903
Calypso Capital II Class B
3.710%, 01/08/2018 (a)(b)(c)	EUR	2,750,000	3,078,173
Green Fields II 2013-1 A
2.750%, 01/09/2017 (a)(b)(c)	EUR	2,250,000	2,490,088
Pylon II A
5.500%, 05/05/2016 (a)(b)(c)	EUR	1,000,000	1,099,952
			9,142,116
Global - 24.0%
Earthquake - 1.1%
Acorn Re 2015-1
3.919%, 07/17/2018 (a)(b)(c)		$6,595,000	6,602,254
Market Re 2014-4 Class A
4.000%, 06/15/2016 (a)(b)(c)		2,121,000	2,131,181
Market Re 2014-4 Class B
4.000%, 06/15/2016 (a)(b)(c)		771,000	774,701
Tramline Re II 2013-1 A
3.331%, 07/07/2017 (a)(b)(c)		1,750,000	1,730,488
			11,238,624
Mortality/Longevity - 2.8%
Benu Capital Class B
3.350%, 01/08/2020 (a)(b)(c)	EUR	12,000,000	13,207,986
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)		$12,033,912	12,090,171
Vitality Re VI Class B
2.181%, 01/08/2018 (a)(b)(c)		3,000,000	2,999,850
			28,298,007
Multiperil - 19.7%
Atlas IX 2015-1
7.119%, 01/07/2019 (a)(b)(c)		4,910,000	4,861,391
Blue Danube II 2013-1 A
4.368%, 05/23/2016 (a)(b)(c)		10,042,000	9,994,803
Galileo Re 2013-1
7.481%, 01/09/2017 (a)(b)(c)		5,500,000	5,516,225
Galileo Re 2015-1 Class A
13.581%, 01/08/2018 (a)(b)(c)		8,929,000	8,908,017
Kilimanjaro Re 2014-1 Class B
4.581%, 04/30/2018 (a)(b)(c)		13,802,000	13,337,563
Kilimanjaro Re 2014-2 Class C
3.831%, 11/25/2019 (a)(b)(c)		28,158,000	27,759,564
Loma Re 2013-1 A
8.341%, 01/08/2018 (a)(b)(c)		2,271,000	2,324,028
Loma Re 2013-1 B
10.641%, 01/08/2018 (a)(b)(c)		6,814,000	6,981,965
Loma Re 2013-1 C
16.571%, 01/08/2018 (a)(b)(c)		11,781,000	12,116,169
Mythen Re 2012-2 A
8.646%, 01/05/2017 (a)(b)(c)		578,000	582,335
Tradewynd Re 2013-1 1
8.941%, 07/09/2018 (a)(b)(c)		10,357,000	11,266,345
Tradewynd Re 2013-2 3-A
6.061%, 01/09/2017 (a)(b)(c)		12,481,000	12,509,082
Tradewynd Re 2013-2 3-B
6.621%, 01/09/2017 (a)(b)(c)		10,698,000	10,731,164
Tradewynd Re 2014-1 Class 3-A
5.000%, 01/08/2018 (a)(b)(c)		10,554,000	10,384,608
Tradewynd Re 2014-1 Class 3-B
7.000%, 01/08/2018 (a)(b)(c)		28,143,000	28,202,100
Tramline Re II 2014-1 Class A
9.831%, 01/04/2019 (a)(b)(c)		18,115,000	18,182,931
Venterra Re 2013-1 A
3.831%, 01/09/2017 (a)(b)(c)		14,596,000	14,574,106
			198,232,396
Windstorm - 0.4%
Queen Street VIII
6.581%, 06/08/2016 (a)(b)(c)		3,250,000	3,225,300
Queen Street X Re
5.831%, 06/08/2018 (a)(b)(c)		901,000	887,260
			4,112,560
			241,881,587

Japan - 3.1%
Earthquake - 3.1%
Kizuna Re II 2015-1
2.000%, 04/05/2019 (a)(b)(c)	JPY	500,000,000	4,027,716
Kizuna Re II Class A
2.331%, 04/06/2018 (a)(b)(c)		$6,750,000	6,765,525
Kizuna Re II Class B
2.581%, 04/06/2018 (a)(b)(c)		4,500,000	4,514,850
Nakama Re
2.581%, 04/13/2018 (a)(b)(c)		4,250,000	4,266,150
Nakama Re 2013-1
2.831%, 09/29/2016 (a)(b)(c)		6,500,000	6,530,875
Nakama Re 2014-2 Class 2
2.956%, 01/16/2020 (a)(b)(c)		5,250,000	5,266,275
			31,371,391
Mexico - 0.9%
Earthquake - 0.6%
MultiCat Mexico 2012-1 A
8.081%, 12/04/2015 (a)(b)(c)		6,199,000	6,249,832

Windstorm - 0.3%
MultiCat Mexico 2012-1 B
7.831%, 12/04/2015 (a)(b)(c)		1,875,000	1,870,875
MultiCat Mexico 2012-1 C
7.581%, 12/04/2015 (a)(b)(c)		541,000	530,504
			2,401,379
			8,651,211
Turkey - 1.8%
Earthquake - 1.8%
Bosphorus 1 Re 2013-1 A
2.581%, 05/03/2016 (a)(b)(c)		18,000,000	17,919,900

United States - 49.9%
Earthquake - 5.9%
Embarcadero Re 2012-2 A
5.000%, 08/07/2015 (a)(b)(c)		10,750,000	10,752,687
Golden State Re II
2.281%, 01/08/2019 (a)(b)(c)		4,200,000	4,172,280
Lakeside Re III
8.081%, 01/08/2016 (a)(b)(c)		10,975,000	11,120,967
Merna Re 2015-1
2.081%, 04/09/2018 (a)(b)(c)		1,478,000	1,466,989
Merna Re IV
2.581%, 04/08/2016 (a)(b)(c)		6,250,000	6,260,000
Ursa Re 2014-1 Class A
3.500%, 12/07/2017 (a)(b)(c)		5,631,000	5,579,758
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)		20,237,000	20,199,562
			59,552,243
Multiperil - 25.6%
Atlas Re VII A
8.154%, 01/07/2016 (a)(b)(c)		1,772,000	1,768,190
Caelus Re 2013-1 A
5.331%, 03/07/2016 (a)(b)(c)		6,021,000	5,944,834
Caelus Re 2013-2 A
6.931%, 04/07/2017 (a)(b)(c)		20,494,000	20,735,829
East Lane Re VI
2.831%, 03/14/2018 (a)(b)(c)		14,467,000	14,113,282
East Lane VI 2015-1
3.831%, 03/13/2023 (a)(b)(c)		7,597,000	7,518,751
Ibis Re II 2013-1 A
4.081%, 06/28/2016 (a)(b)(c)		3,250,000	3,239,600
Ibis Re II 2013-1 B
4.581%, 06/28/2016 (a)(b)(c)		4,500,000	4,468,500
Ibis Re II 2013-1 C
8.081%, 06/28/2016 (a)(b)(c)		3,250,000	3,271,287
Long Point Re III 2015-1
3.750%, 05/23/2018 (a)(b)(c)		10,569,000	10,589,610
Mona Lisa Re 2013-2 A
7.381%, 07/07/2017 (a)(b)(c)		16,164,000	16,606,085
Northshore Re 2013-1 A
7.331%, 07/05/2016 (a)(b)(c)		14,621,000	14,786,217
Residential Re 2015-1 Class 10
11.081%, 06/06/2019 (a)(b)(c)		4,070,000	4,080,582
Residential Re 2015-1 Class 11
6.081%, 06/06/2019 (a)(b)(c)		4,428,000	4,419,144
Residential Re 2011-2 1
8.981%, 12/06/2015 (a)(b)(c)		2,358,000	2,323,337
Residential Re 2012-1 3
10.081%, 06/06/2016 (a)(b)(c)		2,332,000	2,419,567
Residential Re 2012-2 2
5.831%, 12/06/2016 (a)(b)(c)		1,149,000	1,164,052
Residential Re 2012-2 4
19.081%, 12/06/2016 (a)(b)(c)		2,570,000	2,708,009
Residential Re 2013-1 11
8.081%, 06/06/2017 (a)(b)(c)		23,100,000	23,914,275

Residential Re 2013-1 3
9.331%, 06/06/2017 (a)(b)(c)	12,600,000	12,978,000
Residential Re 2013-2 1
20.081%, 12/06/2017 (a)(b)(c)	4,580,000	4,636,563
Residential Re 2013-2 4
5.331%, 12/06/2017 (a)(b)(c)	3,600,000	3,516,300
Residential Re 2014-1 10
15.081%, 06/06/2018 (a)(b)(c)	9,197,000	9,277,014
Residential Re 2014-1 13
3.581%, 06/06/2018 (a)(b)(c)	2,544,000	2,549,724
Residential Re 2014-2 Class 4
4.881%, 12/06/2018 (a)(b)(c)	5,653,000	5,444,970
Riverfront Re 2014
4.081%, 01/06/2017 (a)(b)(c)	4,512,000	4,425,821
Sanders Re 2013-1 A
3.581%, 05/05/2017 (a)(b)(c)	22,000,000	21,564,400
Sanders Re 2013-1 B
4.081%, 05/05/2017 (a)(b)(c)	8,110,000	7,975,374
Sanders Re 2014-1 B
3.081%, 05/25/2018 (a)(b)(c)	18,750,000	18,192,188
Sanders Re 2014-1 C
3.321%, 05/25/2018 (a)(b)(c)	19,000,000	18,373,000
Sanders Re 2014-2
3.921%, 06/07/2017 (a)(b)(c)	4,247,000	4,199,221
Skyline Re 2014-1 A
14.081%, 01/23/2017 (a)(b)(c)	1,426,000	1,471,775
		258,675,501
Windstorm - 18.4%
Alamo Re 2015-1 Class A
5.981%, 06/07/2018 (a)(b)(c)	9,827,000	9,788,183
Alamo Re 2015-1 Class B
4.681%, 06/07/2018 (a)(b)(c)	4,176,000	4,169,527
Alamo Re Ltd.
5.321%, 06/07/2017 (a)(b)(c)	12,108,000	12,076,519
Armor Re Ltd.
4.161%, 12/15/2016 (a)(b)(c)	5,450,000	5,388,415
Citrus Re 2014-1
4.541%, 04/18/2017 (a)(b)(c)	6,353,000	6,174,163
Citrus Re 2014-2
4.361%, 04/24/2017 (a)(b)(c)	1,410,000	1,370,802
Citrus Re 2015-1 Class A
4.971%, 04/09/2018 (a)(b)(c)	5,985,000	5,832,382
Citrus Re 2015-1 Class B
6.401%, 04/09/2018 (a)(b)(c)	8,977,000	8,762,450
Citrus Re 2015-1 Class C
9.561%, 04/09/2018 (a)(b)(c)	2,768,000	2,691,880
Compass Re II 2015-1
9.762%, 12/08/2015 (a)(b)(c)(d)	8,284,000	7,934,415
Cranberry Re 2015-1
3.881%, 07/06/2018 (a)(b)(c)	2,609,000	2,613,957
Everglades Re 2013-1 A
9.561%, 03/28/2016 (a)(b)(c)	12,600,000	12,623,310
Everglades Re 2014
7.531%, 04/28/2017 (a)(b)(c)	28,200,000	28,594,800
Everglades Re II 2015-1
5.231%, 05/03/2018 (a)(b)(c)	6,897,000	6,853,894
Gator Re 2014
6.761%, 01/09/2017 (a)(b)(c)	13,750,000	12,495,313
Kilimanjaro Re 2014-1 Class A
4.831%, 04/30/2018 (a)(b)(c)	9,269,000	9,050,252
Long Point Re III 2013-1 A
4.281%, 05/18/2016 (a)(b)(c)	13,639,000	13,662,186
Manatee Re 2015-1
5.081%, 12/22/2017 (a)(b)(c)	2,424,000	2,385,822
Market Re 2015-2
6.950%, 06/07/2018 (a)(b)(c)(d)	2,709,000	2,721,191
Metrocat Re 2013-1 A
4.581%, 08/05/2016 (a)(b)(c)	3,750,000	3,762,563
Pelican Re 2013-1 A
6.081%, 05/15/2017 (a)(b)(c)	8,862,000	8,933,782
Queen City
3.581%, 01/06/2017 (a)(b)(c)	10,000,000	9,758,500
Tar Heel 2013-1 A
8.581%, 05/09/2016 (a)(b)(c)	8,289,000	8,411,263
		186,055,569
		504,283,313
TOTAL EVENT LINKED BONDS (Cost $818,300,137)		814,643,780

PARTICIPATION NOTES (QUOTA SHARES) - 10.0%
Global - 7.5%
Multiperil - 7.5%
Atlas Re X Class A
04/03/2017 (a)(c)(e)	24,789,000	26,880,678

Eden Re 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $4,000,000; Acquisition Date: 12/29/2014)	4,000,000	4,242,938
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $13,624,875; Acquisition Date: 03/19/2015)	13,500,000	13,884,607
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(f)(g) (Cost: $30,766; Acquisition Date: 04/24/2014)	30,766	4,250,431
Sector Re V LTD Series 5 Class B
03/01/2020 (a)(f)(g) (Cost: $17,790,802; Acquisition Date: 04/30/2015)	17,790,802	18,109,257
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f)(g) (Cost: $9,000,000; Acquisition Date: 04/27/2015)	9,000,000	9,081,900
		76,449,811
United States - 2.5%
Multiperil - 2.5%
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(f) (Cost: $178,750; Acquisition Date: 03/12/2013)	178,750	912,930
Sector Re V LTD Series 5 Class G
06/26/2016 (a)(f)(g) (Cost: $24,083,000; Acquisition Date: 06/26/2015)	24,083,000	24,116,716
		25,029,646
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $93,497,193)		101,479,457

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 7.6%
Global - 7.6%
Multiperil - 7.6%
Biscayne (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $17,415,491; Original Acquisition Date: 04/30/2014)	17,296	19,323,145
Hatteras (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	6,678,443
Hilo (Kane Segregated Account) (a)(e)(f)(g) (Cost: $2,469,074; Acquisition Date: 06/09/2015)	2,469	2,536,920
Hudson Charles 2 (Mt. Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,276,022
Hudson Charles 3 (Mt. Logan Re) (a)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	12,083,522
Hudson Paul 3 (Mt. Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,622,689
Kona (Kane Segregated Account) (a)(e)(f)(g) (Cost: $2,412,000; Acquisition Date: 07/23/2015)	2,412	2,426,164
Lorenz Re Class B (a)(e)(f)(g) (Cost: $49,349; Acquisition Date: 03/25/2013)	493	58,523
LRe 2015 (a)(e)(f)(g) (Cost: $5,165,574; Acquisition Date: 03/31/2015)	51,656	5,426,892
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $3,744,456; Original Acquisition Date: 05/29/2015)	3,216	3,808,076
Rondout (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $6,891,227; Acquisition Date: 05/29/2015)	6,083	7,026,775
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $72,476,171)		76,267,171

SHORT-TERM INVESTMENTS - 1.0%
Money Market Fund - 1.0%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (h)	1,978,325	1,978,325
First American Government Obligations Fund - Class Z - 0.01% (h)	1,978,325	1,978,325
First American Prime Obligations Fund - Class Z - 0.04% (h)	1,978,324	1,978,324
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (h)	1,978,325	1,978,325
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (h)	1,978,325	1,978,325
TOTAL SHORT-TERM INVESTMENTS (Cost $9,891,624)		9,891,624

TOTAL INVESTMENTS (Cost $994,165,125) - 99.3%		1,002,282,032
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		7,411,011
TOTAL NET ASSETS - 100.0%		$1,009,693,043

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)	Foreign issued security. Total foreign securities by country of domicile are $980,300,237. Foreign concentration is as follows: Bermuda: 75.9%, Cayman Islands: 18.2%, Ireland: 3.0%.
(b)	Variable rate security. The rate shown is as of July 31, 2015.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $841,524,458, which represents 83.3% of net assets.

(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $92,293,161, which represents 9.1% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at July 31, 2015 was $150,865,950, which represents 14.9% of net assets.
(g)	Non-income producing security.
(h)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts

	NUMBER OF		UNREALIZED
	CONTRACTS	NOTIONAL	APPRECIATION
DESCRIPTION	SOLD	VALUE	(DEPRECIATION)
Euro Fx, September 2015 Settlement	162	$22,216,275	$655,597
Japanese Yen, September 2015 Settlement	39	3,932,906	(9,141)
U.S. Treasury 5-Year Note, September 2015 Settlement	88	10,546,250	(53,127)
Total Futures Contracts Sold		$36,695,431	$593,329

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 79.9%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.131%, 06/30/2018 (a)(b)(c)	$668,000	$666,691

Global - 20.8%
Earthquake - 0.9%
Acorn Re 2015-1
3.919%, 07/17/2018 (a)(b)(c)	3,155,000	3,158,471
Market Re 2014-4 Class A
4.000%, 06/15/2016 (a)(b)(c)	944,000	948,531
Market Re 2014-4 Class B
4.000%, 06/15/2016 (a)(b)(c)	343,000	344,646
		4,451,648
Mortality/Longevity - 2.3%
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)	10,873,560	10,924,394

Multiperil - 17.5%
Atlas IX 2015-1
7.119%, 01/07/2019 (a)(b)(c)	2,074,000	2,053,467
Blue Danube II 2013-1 A
4.368%, 05/23/2016 (a)(b)(c)	6,958,000	6,925,297
Galileo Re 2013-1
7.481%, 01/09/2017 (a)(b)(c)	4,000,000	4,011,800
Galileo Re 2015-1 Class A
13.581%, 01/08/2018 (a)(b)(c)	3,793,000	3,784,086
Kilimanjaro Re 2014-1 Class B
4.581%, 04/30/2018 (a)(b)(c)	5,944,000	5,743,984
Kilimanjaro Re 2014-2 Class C
3.831%, 11/25/2019 (a)(b)(c)	11,842,000	11,674,436
Loma Re 2013-1 A
8.341%, 01/08/2018 (a)(b)(c)	1,394,000	1,426,550
Loma Re 2013-1 B
10.641%, 01/08/2018 (a)(b)(c)	3,181,000	3,259,412
Loma Re 2013-1 C
16.571%, 01/08/2018 (a)(b)(c)	7,230,000	7,435,694
Mythen Re 2012-2 A
8.646%, 01/05/2017 (a)(b)(c)	422,000	425,165
Tradewynd Re 2013-1 1
8.941%, 07/09/2018 (a)(b)(c)	4,143,000	4,506,755
Tradewynd Re 2013-2 3-A
6.061%, 01/09/2017 (a)(b)(c)	5,019,000	5,030,293
Tradewynd Re 2013-2 3-B
6.621%, 01/09/2017 (a)(b)(c)	4,302,000	4,315,336
Tradewynd Re 2014-1 Class 3-A
5.000%, 01/08/2018 (a)(b)(c)	4,446,000	4,374,642
Tradewynd Re 2014-1 Class 3-B
7.000%, 01/08/2018 (a)(b)(c)	11,857,000	11,881,900
Tramline Re II 2014-1 Class A
9.831%, 01/04/2019 (a)(b)(c)	7,635,000	7,663,631
		84,512,448
Windstorm - 0.1%
Queen Street VIII
6.581%, 06/08/2016 (a)(b)(c)	250,000	248,100
Queen Street X Re
5.831%, 06/08/2018 (a)(b)(c)	378,000	372,236
		620,336
		100,508,826
Mexico - 1.3%
Earthquake - 1.0%
MultiCat Mexico 2012-1 A
8.081%, 12/04/2015 (a)(b)(c)	4,801,000	4,840,368

Windstorm - 0.3%
MultiCat Mexico 2012-1 B
7.831%, 12/04/2015 (a)(b)(c)	1,125,000	1,122,525
MultiCat Mexico 2012-1 C
7.581%, 12/04/2015 (a)(b)(c)	459,000	450,096
		1,572,621
		6,412,989
United States - 57.7%

Earthquake - 4.7%
Golden State Re II
2.281%, 01/08/2019 (a)(b)(c)	2,900,000	2,880,860
Lakeside Re III
8.081%, 01/08/2016 (a)(b)(c)	8,700,000	8,815,710
Ursa Re 2014-1 Class A
3.500%, 12/07/2017 (a)(b)(c)	2,369,000	2,347,442
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)	8,513,000	8,497,251
		22,541,263
Multiperil - 21.9%
Atlas Re VII A
8.154%, 01/07/2016 (a)(b)(c)	1,228,000	1,225,360
Caelus Re 2013-1 A
5.331%, 03/07/2016 (a)(b)(c)	4,229,000	4,175,503
Caelus Re 2013-2 A
6.931%, 04/07/2017 (a)(b)(c)	11,506,000	11,641,771
East Lane Re VI
2.831%, 03/14/2018 (a)(b)(c)	6,340,000	6,184,987
East Lane VI 2015-1
3.831%, 03/13/2023 (a)(b)(c)	3,190,000	3,157,143
Ibis Re II 2013-1 C
8.081%, 06/28/2016 (a)(b)(c)	2,000,000	2,013,100
Long Point Re III 2015-1
3.750%, 05/23/2018 (a)(b)(c)	4,431,000	4,439,640
Mona Lisa Re 2013-2 A
7.381%, 07/07/2017 (a)(b)(c)	1,836,000	1,886,215
Northshore Re 2013-1 A
7.331%, 07/05/2016 (a)(b)(c)	5,379,000	5,439,783
Residential Re 2015-1 Class 10
11.081%, 06/06/2019 (a)(b)(c)	1,983,000	1,988,156
Residential Re 2015-1 Class 11
6.081%, 06/06/2019 (a)(b)(c)	2,157,000	2,152,686
Residential Re 2011-2 1
8.981%, 12/06/2015 (a)(b)(c)	1,642,000	1,617,863
Residential Re 2012-1 3
10.081%, 06/06/2016 (a)(b)(c)	1,668,000	1,730,633
Residential Re 2012-2 2
5.831%, 12/06/2016 (a)(b)(c)	851,000	862,148
Residential Re 2012-2 4
19.081%, 12/06/2016 (a)(b)(c)	1,780,000	1,875,586
Residential Re 2013-1 11
8.081%, 06/06/2017 (a)(b)(c)	15,400,000	15,942,850
Residential Re 2013-1 3
9.331%, 06/06/2017 (a)(b)(c)	8,400,000	8,652,000
Residential Re 2013-2 1
20.081%, 12/06/2017 (a)(b)(c)	2,420,000	2,449,887
Residential Re 2013-2 4
5.331%, 12/06/2017 (a)(b)(c)	1,900,000	1,855,825
Residential Re 2014-1 10
15.081%, 06/06/2018 (a)(b)(c)	3,965,000	3,999,495
Residential Re 2014-1 13
3.581%, 06/06/2018 (a)(b)(c)	1,097,000	1,099,468
Residential Re 2014-2 Class 4
4.881%, 12/06/2018 (a)(b)(c)	2,347,000	2,260,630
Riverfront Re 2014
4.081%, 01/06/2017 (a)(b)(c)	1,966,000	1,928,449
Sanders Re 2013-1 B
4.081%, 05/05/2017 (a)(b)(c)	6,890,000	6,775,626
Sanders Re 2014-1 D
3.941%, 05/28/2019 (a)(b)(c)	8,705,000	8,413,818
Sanders Re 2014-2
3.921%, 06/07/2017 (a)(b)(c)	1,826,000	1,805,458
Skyline Re 2014-1 A
14.081%, 01/23/2017 (a)(b)(c)	408,000	421,097
		105,995,177
Windstorm - 31.1%
Alamo Re 2015-1 Class A
5.981%, 06/07/2018 (a)(b)(c)	28,270,000	28,158,333
Alamo Re 2015-1 Class B
4.681%, 06/07/2018 (a)(b)(c)	12,015,000	11,996,377
Armor Re Ltd.
4.161%, 12/15/2016 (a)(b)(c)	15,700,000	15,522,590
Citrus Re 2014-1
4.541%, 04/18/2017 (a)(b)(c)	2,703,000	2,626,911
Citrus Re 2014-2
4.361%, 04/24/2017 (a)(b)(c)	607,000	590,125
Citrus Re 2015-1 Class A
4.971%, 04/09/2018 (a)(b)(c)	2,514,000	2,449,893

Citrus Re 2015-1 Class B
6.401%, 04/09/2018 (a)(b)(c)	3,770,000	3,679,897
Citrus Re 2015-1 Class C
9.561%, 04/09/2018 (a)(b)(c)	1,163,000	1,131,017
Compass Re II 2015-1
9.762%, 12/08/2015 (a)(b)(c)(d)	4,036,000	3,865,681
Cranberry Re 2015-1
3.881%, 07/06/2018 (a)(b)(c)	1,097,000	1,099,084
Everglades Re 2013-1 A
9.561%, 03/28/2016 (a)(b)(c)	8,400,000	8,415,540
Everglades Re 2014
7.531%, 04/28/2017 (a)(b)(c)	24,042,000	24,378,588
Everglades Re II 2015-1
5.231%, 05/03/2018 (a)(b)(c)	19,103,000	18,983,606
Gator Re 2014
6.761%, 01/09/2017 (a)(b)(c)	6,026,000	5,476,128
Kilimanjaro Re 2014-1 Class A
4.831%, 04/30/2018 (a)(b)(c)	3,991,000	3,896,812
Long Point Re III 2013-1 A
4.281%, 05/18/2016 (a)(b)(c)	2,861,000	2,865,864
Manatee Re 2015-1
5.081%, 12/22/2017 (a)(b)(c)	1,005,000	989,171
Market Re 2015-2
6.950%, 06/07/2018 (a)(b)(c)(d)	1,319,000	1,324,936
Pelican Re 2013-1 A
6.081%, 05/15/2017 (a)(b)(c)	7,388,000	7,447,843
Tar Heel 2013-1 A
8.581%, 05/09/2016 (a)(b)(c)	5,711,000	5,795,237
		150,693,633
		279,230,073
TOTAL EVENT LINKED BONDS (Cost $387,082,877)		386,818,579

PARTICIPATION NOTES (QUOTA SHARES) - 8.9%
Global - 7.9%
Multiperil - 7.9%
Atlas Re X Class A
04/03/2017 (a)(c)(e)	15,211,000	16,494,493
Eden Re 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $1,500,000; Acquisition Date: 12/29/2014)	1,500,000	1,591,102
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $7,317,063; Acquisition Date: 03/19/2015)	7,250,000	7,456,548
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(f)(g) (Cost: $12,263; Acquisition Date: 04/24/2014)	12,263	1,694,176
Sector Re V LTD Series 5 Class B
03/01/2020 (a)(f)(g) (Cost: $7,091,439; Acquisition Date: 04/30/2015)	7,091,439	7,218,376
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f)(g) (Cost: $3,750,000; Acquisition Date: 04/27/2015)	3,750,000	3,784,125
		38,238,820
United States - 1.0%
Multiperil - 1.0%
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(g) (Cost: $71,250; Acquisition Date: 03/12/2013)	71,250	363,895
Sector Re V LTD Series 5 Class G
06/26/2016 (a)(f)(g) (Cost: $4,587,000; Acquisition Date: 06/26/2015)	4,587,000	4,593,422
		4,957,317
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $39,540,014)		43,196,137

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 9.3%
Global - 9.3%
Multiperil - 9.3%
Arenal (Kane Segregated Account) (a)(e)(f)(g) (Cost: $12,589,776; Acquisition Date: 05/07/2015)	12,590	12,988,008
Biscayne (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	12,173,691
Hilo (Kane Segregated Account) (a)(e)(f)(g) (Cost: $1,181,950; Acquisition Date: 06/09/2015)	1,182	1,214,428
Hudson Charles 2 (Mt. Logan Re) (a)(g) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,563,950
Hudson Charles 3 (Mt. Logan Re) (a)(g) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	3,497,968
Hudson Paul 3 (Mt. Logan Re) (a)(g) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,713,237
Kona (Kane Segregated Account) (a)(e)(f)(g) (Cost: $450,000; Acquisition Date: 07/23/2015)	450	452,643
Lorenz Re Class B (a)(e)(f)(g) (Cost: $16,450; Acquisition Date: 03/25/2013)	165	19,508
LRe 2015 (a)(e)(f)(g) (Cost: $2,179,191; Acquisition Date: 03/31/2015)	21,792	2,289,433
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $1,793,421; Original Acquisition Date: 05/29/2015)	1,540	1,823,892
Rondout (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $3,300,563; Acquisition Date: 05/29/2015)	2,913	3,365,484
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $42,775,576)		45,102,242

SHORT-TERM INVESTMENTS - 1.4%
Money Market Fund - 1.4%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (h)	1,351,491	1,351,491
First American Government Obligations Fund - Class Z - 0.01% (h)	1,351,491	1,351,491
First American Prime Obligations Fund - Class Z - 0.04% (h)	1,351,490	1,351,490

Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (h)	1,351,490	1,351,490
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (h)	1,351,490	1,351,490
TOTAL SHORT-TERM INVESTMENTS (Cost $6,757,452)		6,757,452

TOTAL INVESTMENTS (Cost $476,155,919) - 99.5%		481,874,410
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		2,327,357
TOTAL NET ASSETS - 100.0%		$484,201,767

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)	Foreign issued security. Total foreign securities by country of domicile are $464,192,564. Foreign concentration is as follows: Bermuda: 75.4%, Cayman Islands: 19.7%, Ireland: 0.8%.
(b)	Variable rate security. The rate shown is as of July 31, 2015.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $403,313,072, which represents 83.3% of net assets.

(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $59,869,230, which represents 12.4% of net assets.
(f)	Non-income producing security.
(g)	Security is restricted to resale. The aggregate value of these securities at July 31, 2015 was $71,803,886, which represents 14.8% of net assets.
(h)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts

	NUMBER OF
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	SOLD	VALUE	DEPRECIATION
U.S. Treasury 5-Year Note, September 2015 Settlement	79	$9,467,656	$(47,694)
Total Futures Contracts Sold		$9,467,656	$(47,694)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 14.7%
Automobiles & Components - 0.4%
Delphi Automotive PLC (a)(b)	2,900	$226,432
Ford Motor Co. (b)	9,100	134,953
General Motors Co. (b)	5,700	179,607
Goodyear Tire & Rubber Co. (b)	7,200	216,936
Harley-Davidson, Inc. (b)	200	11,660
Lear Corp. (b)	2,000	208,140
Tesla Motors, Inc. (b)(c)	1,900	505,685
		1,483,413
Banks - 0.2%
Bank of America Corp. (b)	10,000	178,800
Citigroup, Inc. (b)	600	35,076
City National Corp. (b)	100	8,991
Comerica, Inc. (b)	200	9,486
JPMorgan Chase & Co. (b)	500	34,265
M&T Bank Corp. (b)	1,600	209,840
Popular, Inc. (a)(b)(c)	145	4,440
Wells Fargo & Co. (b)	2,800	162,036
		642,934
Capital Goods - 0.9%
3M Co. (b)	1,700	257,278
Boeing Co. (b)	1,800	259,506
Caterpillar, Inc. (b)	800	62,904
Chicago Bridge & Iron Co. NV (a)(b)	1,000	53,140
Colfax Corp. (b)(c)	600	22,884
Cummins, Inc. (b)	1,800	233,154
Deere & Co. (b)	1,400	132,398
Eaton Corp. PLC (a)(b)	400	24,232
Fluor Corp. (b)	2,100	98,175
General Electric Co. (b)	8,300	216,630
Honeywell International, Inc. (b)	300	31,515
Joy Global, Inc. (b)	2,000	52,820
Lennox International, Inc. (b)	300	35,421
Lockheed Martin Corp. (b)	700	144,970
Navistar International Corp. (b)(c)	3,300	57,882
NOW, Inc. (b)(c)	25	435
Orbital ATK, Inc. (b)	100	7,095
Pall Corp. (b)	100	12,645
Raytheon Co. (b)	300	32,727
Rockwell Collins, Inc. (b)	100	8,462
Roper Technologies, Inc. (b)	651	108,893
SolarCity Corp. (b)(c)	3,500	203,000
Spirit AeroSystems Holdings, Inc. (b)(c)	4,700	264,610
Terex Corp. (b)	1,200	26,592
Textron, Inc. (b)	5,900	257,830
TransDigm Group, Inc. (b)(c)	200	45,260
Trinity Industries, Inc. (b)	6,300	184,338
United Rentals, Inc. (b)(c)	2,600	174,174
United Technologies Corp. (b)	2,400	240,744
Valmont Industries, Inc. (b)	400	44,492
Veritiv Corp. (b)(c)	8	298
		3,294,504
Commercial & Professional Services - 0.0%
ADT Corp. (b)	800	27,624
Consumer Durables & Apparel - 0.6%
Coach, Inc. (b)	2,000	62,400
DR Horton, Inc. (b)	11,200	332,528
Fossil Group, Inc. (b)(c)	2,400	165,000
Garmin Ltd. (a)(b)	3,933	164,832

Hanesbrands, Inc. (b)	8,800	273,064
Harman International Industries, Inc. (b)	690	74,285
Michael Kors Holdings Ltd. (a)(b)(c)	700	29,393
NIKE, Inc. (b)	2,700	311,094
PulteGroup, Inc. (b)	11,800	244,496
Toll Brothers, Inc. (b)(c)	4,200	163,464
Under Armour, Inc. (b)(c)	1,000	99,330
VF Corp. (b)	3,200	246,688
Vista Outdoor, Inc. (b)(c)	400	18,868
		2,185,442
Consumer Services - 0.4%
Caesars Entertainment Corp. (b)(c)	600	3,126
Chipotle Mexican Grill, Inc. (b)(c)	300	222,669
H&R Block, Inc. (b)	6,300	209,727
Hilton Worldwide Holdings, Inc. (b)(c)	3,100	83,235
Las Vegas Sands Corp. (b)	600	33,624
Marriott International, Inc. (b)	701	50,900
McDonald’s Corp. (b)	900	89,874
MGM Resorts International (b)(c)	5,000	98,100
Royal Caribbean Cruises Ltd. (a)(b)	3,400	305,490
Starbucks Corp. (b)	2,200	127,446
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,000	158,920
Wynn Resorts Ltd. (b)	700	72,261
Yum! Brands, Inc. (b)	870	76,351
		1,531,723
Diversified Financials - 0.4%
American Express Co. (b)	2,400	182,544
Ameriprise Financial, Inc. (b)	1,609	202,203
Bank of New York Mellon Corp. (b)	4,200	182,280
BlackRock, Inc. (b)	200	67,264
Capital One Financial Corp. (b)	100	8,130
CME Group, Inc. (b)	1,100	105,644
Discover Financial Services (b)	2,000	111,620
E*Trade Financial Corp. (b)(c)	1,000	28,420
Goldman Sachs Group, Inc. (b)	1,300	266,591
McGraw Hill Financial, Inc. (b)	300	30,525
Moody’s Corp. (b)	300	33,129
Morgan Stanley (b)	2,000	77,680
NASDAQ OMX Group, Inc. (b)	100	5,103
Northern Trust Corp. (b)	2,900	221,821
		1,522,954
Energy - 1.0%
Anadarko Petroleum Corp. (b)	1,600	118,960
Apache Corp. (b)	2,500	114,650
Baker Hughes, Inc. (b)	3,300	191,895
California Resources Corp. (b)	880	3,722
Cameron International Corp. (b)(c)	900	45,414
Cheniere Energy, Inc. (b)(c)	6,600	455,202
Chesapeake Energy Corp. (b)	2,000	17,320
Chevron Corp. (b)	1,200	106,176
Concho Resources, Inc. (b)(c)	1,800	191,808
ConocoPhillips (b)	500	25,170
CONSOL Energy, Inc. (b)	600	9,912
Continental Resources, Inc. (b)(c)	600	20,046
CVR Energy, Inc. (b)	4,600	175,858
Devon Energy Corp. (b)	400	19,768
Energen Corp. (b)	2,400	132,480
EOG Resources, Inc. (b)	2,400	185,256
EQT Corp. (b)	2,000	153,700
Exxon Mobil Corp. (b)	1,700	134,657
Halliburton Co. (b)	3,000	125,370
Helmerich & Payne, Inc. (b)	2,100	121,254
Hess Corp. (b)	1,600	94,416
HollyFrontier Corp. (b)	300	14,478

Kinder Morgan, Inc. (b)	300	10,392
Marathon Oil Corp. (b)	2,600	54,626
Marathon Petroleum Corp. (b)	4,200	229,614
National Oilwell Varco, Inc. (b)	600	25,278
Newfield Exploration Co. (b)(c)	1,500	49,185
Occidental Petroleum Corp. (b)	1,900	133,380
Peabody Energy Corp. (b)	5,900	7,080
Phillips 66 (b)	3,400	270,300
Pioneer Natural Resources Co. (b)	900	114,093
Schlumberger Ltd. (a)(b)	2,000	165,640
Seadrill Ltd. (a)(b)	1,000	8,910
Seventy Seven Energy, Inc. (b)(c)	379	1,183
Southwestern Energy Co. (b)(c)	1,000	18,600
Tesoro Corp. (b)	1,400	136,276
Valero Energy Corp. (b)	500	32,800
Whiting Petroleum Corp. (b)(c)	3	61
Williams Cos., Inc. (b)	500	26,240
		3,741,170
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. (b)	800	116,240
CVS Health Corp. (b)	2,700	303,669
Kroger Co. (b)	4,800	188,352
Rite Aid Corp. (b)(c)	30,100	268,191
Walgreens Boots Alliance, Inc. (b)	700	67,641
Wal-Mart Stores, Inc. (b)	2,800	201,544
Whole Foods Market, Inc. (b)	2,114	76,950
		1,222,587
Food, Beverage & Tobacco - 0.5%
Altria Group, Inc. (b)	5,000	271,900
Archer-Daniels-Midland Co. (b)	4,300	203,906
Coca-Cola Co. (b)	2,300	94,484
Coca-Cola Enterprises, Inc. (b)	1,200	61,296
JM Smucker Co. (b)	1,800	201,042
Keurig Green Mountain, Inc. (b)	4,100	307,664
Mead Johnson Nutrition Co. (b)	300	26,517
Mondelez International, Inc. (b)	4,000	180,520
Monster Beverage Corp. (b)(c)	1,100	168,905
PepsiCo., Inc. (b)	500	48,175
Philip Morris International, Inc. (b)	800	68,424
Reynolds American, Inc. (b)	290	24,879
Tyson Foods, Inc. (b)	5,001	221,794
		1,879,506
Health Care Equipment & Services - 1.1%
Abbott Laboratories (b)	5,400	273,726
Aetna, Inc. (b)	1,101	124,380
AmerisourceBergen Corp. (b)	1,000	105,750
Anthem, Inc. (b)	600	92,562
Athenahealth, Inc. (b)(c)	2,300	321,908
Baxter International, Inc. (b)	1,500	60,120
Becton, Dickinson & Co. (b)	1,500	228,225
C.R. Bard, Inc. (b)	1,410	277,276
Cardinal Health, Inc. (b)	100	8,498
Centene Corp. (b)(c)	800	56,104
Cigna Corp. (b)	1,400	201,684
Community Health Systems, Inc. (b)(c)	1,429	83,611
Cooper Cos., Inc. (b)	1,500	265,500
Express Scripts Holding Co. (b)(c)	3,300	297,231
Halyard Health, Inc. (b)(c)	212	8,637
Health Net, Inc. (b)(c)	557	37,241
Hologic, Inc. (b)(c)	3,200	133,312
Humana, Inc. (b)	1,788	325,577
Intuitive Surgical, Inc. (b)(c)	500	266,585
Laboratory Corp. of America Holdings (b)(c)	100	12,729
McKesson Corp. (b)	1,100	242,627

Medtronic PLC (a)(b)	495	38,803
Quest Diagnostics, Inc. (b)	400	29,524
Sirona Dental Systems, Inc. (b)(c)	99	10,274
St. Jude Medical, Inc. (b)	2,900	214,078
UnitedHealth Group, Inc. (b)	3,200	388,480
Universal Health Services, Inc. (b)	8	1,162
Zimmer Holdings, Inc. (b)	300	31,221
		4,136,825
Household & Personal Products - 0.2%
Colgate-Palmolive Co. (b)	3,300	224,466
Edgewell Personal Care Co. (b)	500	47,855
Energizer Holdings, Inc. (b)(c)	500	19,255
Estee Lauder Cos., Inc. (b)	800	71,288
Herbalife Ltd. (a)(b)(c)	1,600	80,784
Kimberly-Clark Corp. (b)	1,700	195,449
Nu Skin Enterprises, Inc. (b)	2,800	111,020
Procter & Gamble Co. (b)	1,300	99,710
		849,827
Insurance - 0.2%
American International Group, Inc. (b)	3,200	205,184
AmTrust Financial Services, Inc. (b)	500	34,755
Assured Guaranty Ltd. (a)(b)	3,800	92,948
Hartford Financial Services Group, Inc. (b)	217	10,318
Lincoln National Corp. (b)	300	16,896
MBIA, Inc. (b)(c)	17,600	104,720
MetLife, Inc. (b)	600	33,444
		498,265
Materials - 0.9%
Air Products & Chemicals, Inc. (b)	100	14,251
Alcoa, Inc. (b)	8,600	84,882
Allegheny Technologies, Inc. (b)	3,200	68,224
Ashland, Inc. (b)	2,000	228,640
Avery Dennison Corp. (b)	4,100	249,485
Celanese Corp. (b)	3,541	233,423
CF Industries Holdings, Inc. (b)	500	29,600
Chemours Co. (b)	560	6,115
Cliffs Natural Resources, Inc. (b)	9,000	22,680
Crown Holdings, Inc. (b)(c)	4,000	206,040
Cytec Industries, Inc. (b)	4,022	298,553
Dow Chemical Co. (b)	2,700	127,062
Ecolab, Inc. (b)	700	81,067
EI Du Pont de Nemours & Co. (b)	2,800	156,128
Freeport-McMoRan, Inc. (b)	5,100	59,925
Huntsman Corp. (b)	8,800	167,200
International Paper Co. (b)	1,700	81,379
LyondellBasell Industries NV (a)(b)	694	65,118
Monsanto Co. (b)	1,700	173,213
Mosaic Co. (b)	3,500	150,290
NewMarket Corp. (b)	100	39,771
Newmont Mining Corp. (b)	8,600	147,662
Nucor Corp. (b)	2,900	128,006
PPG Industries, Inc. (b)	400	43,352
Royal Gold, Inc. (b)	1	51
Sherwin-Williams Co. (b)	300	83,328
Southern Copper Corp. (b)	200	5,572
United States Steel Corp. (b)	8,056	156,850
Vulcan Materials Co. (b)	2,000	182,040
WR Grace & Co. (b)(c)	400	40,372
		3,330,279
Media - 0.6%
CBS Corp. (b)	3,600	192,492
Charter Communications, Inc. (b)(c)	1,200	223,032
Comcast Corp. (b)	3,500	218,435
DISH Network Corp. (b)(c)	3,400	219,674

Gannett Co., Inc. (b)(c)	150	1,897
Interpublic Group of Cos., Inc. (b)	6,500	138,450
Liberty Broadband Corp. - Class A (b)(c)	350	18,890
Liberty Broadband Corp. - Class C (b)(c)	700	37,471
Madison Square Garden Co. (b)(c)	3,219	268,465
Omnicom Group, Inc. (b)	2,727	199,289
TEGNA, Inc. (b)	300	8,739
Time Warner Cable, Inc. (b)	1,400	266,014
Time Warner, Inc. (b)	1,400	123,256
Walt Disney Co. (b)	2,500	300,000
		2,216,104
Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
AbbVie, Inc. (b)	268	18,763
Agilent Technologies, Inc. (b)	4,100	167,895
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	335,648
Alkermes PLC (a)(b)(c)	500	35,010
Allergan Plc (a)(b)(c)	1,737	575,208
Amgen, Inc. (b)	3,100	547,429
Baxalta, Inc. (b)(c)	1,500	49,245
Biogen, Inc. (b)(c)	100	31,878
Bristol-Myers Squibb Co. (b)	4,100	269,124
Celgene Corp. (b)(c)	2,600	341,250
Eli Lilly & Co. (b)	100	8,451
Endo International PLC (a)(b)(c)	300	26,262
Gilead Sciences, Inc. (b)	2,600	306,436
Hospira, Inc. (b)(c)	3,600	322,020
Illumina, Inc. (b)(c)	700	153,510
Incyte Corp. (b)(c)	300	31,284
Jazz Pharmaceuticals PLC (a)(b)(c)	660	126,878
Johnson & Johnson (b)	1,400	140,294
Mallinckrodt PLC (a)(b)(c)	4,129	511,831
MannKind Corp. (b)(c)	21,300	91,377
Medivation, Inc. (b)(c)	900	94,797
Merck & Co., Inc. (b)	1,900	112,024
Mettler-Toledo International, Inc. (b)(c)	100	33,760
Mylan NV (a)(b)(c)	500	27,995
Pfizer, Inc. (b)	6,400	230,784
Regeneron Pharmaceuticals, Inc. (b)(c)	700	387,562
Thermo Fisher Scientific, Inc. (b)	300	41,859
Zoetis, Inc. (b)	3,300	161,634
		5,180,208
Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,100	149,556
Jones Lang LaSalle, Inc. (b)	400	71,216
		220,772
Retailing - 1.5%
Abercrombie & Fitch Co. (b)	4,700	94,423
Advance Auto Parts, Inc. (b)	1,200	209,052
Amazon.com, Inc. (b)(c)	100	53,615
Bed Bath & Beyond, Inc. (b)(c)	2,400	156,552
Best Buy Co., Inc. (b)	3,700	119,473
Dillard’s, Inc. (b)	2,188	222,913
Dollar General Corp. (b)	4,400	353,628
Dollar Tree, Inc. (b)(c)	820	64,013
Expedia, Inc. (b)	3,200	388,608
GameStop Corp. (b)	3,200	146,720
Gap, Inc. (b)	1,900	69,312
Genuine Parts Co. (b)	1,100	97,845
Groupon, Inc. (b)(c)	500	2,410
Home Depot, Inc. (b)	2,200	257,466
J.C. Penney Co., Inc. (b)(c)	32,500	267,800
Kohl’s Corp. (b)	1,500	91,980
L Brands, Inc. (b)	500	40,360
Macy’s, Inc. (b)	500	34,530

Netflix, Inc. (b)(c)	8,400	960,204
Nordstrom, Inc. (b)	3,000	228,930
O’Reilly Automotive, Inc (b)(c)	1,034	248,481
Priceline Group, Inc. (b)(c)	100	124,357
Sears Holdings Corp. (b)(c)	200	4,310
Signet Jewelers Ltd. (a)(b)	1,000	121,220
Target Corp. (b)	2,400	196,440
Tiffany & Co. (b)	2,900	277,530
TripAdvisor, Inc. (b)(c)	3,500	277,830
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	16,603
Williams-Sonoma, Inc. (b)	2,390	202,337
Zulily, Inc. (b)(c)	6,300	83,223
		5,412,165
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. (b)(c)	46,969	90,650
Analog Devices, Inc. (b)	500	29,165
Applied Materials, Inc. (b)	7,700	133,672
Avago Technologies Ltd. (b)	3,800	475,532
Broadcom Corp. (b)	2,000	101,220
Cree, Inc. (b)(c)	5,500	135,575
First Solar, Inc. (b)(c)	4,200	186,060
Intel Corp. (b)	1,800	52,110
Linear Technology Corp. (b)	600	24,600
Marvell Technology Group Ltd. (a)(b)	12,000	149,280
Micron Technology, Inc. (b)(c)	6,600	122,166
NVIDIA Corp. (b)	11,800	235,410
Skyworks Solutions, Inc. (b)	2,400	229,608
Texas Instruments, Inc. (b)	3,400	169,932
		2,134,980
Software & Services - 1.8%
Accenture PLC (a)(b)	400	41,244
Activision Blizzard, Inc. (b)	8,600	221,794
Adobe Systems, Inc. (b)(c)	3,300	270,567
Akamai Technologies, Inc. (b)(c)	400	30,684
Autodesk, Inc. (b)(c)	4,400	222,552
Automatic Data Processing, Inc. (b)	100	7,977
Blackhawk Network Holdings, Inc. (b)(c)	887	40,740
CDK Global, Inc. (b)	33	1,704
Cognizant Technology Solutions Corp. (b)(c)	500	31,550
Computer Sciences Corp. (b)	500	32,715
eBay, Inc. (b)(c)	3,104	87,284
Electronic Arts, Inc. (b)(c)	5,200	372,060
Facebook, Inc. (b)(c)	3,600	338,436
FactSet Research Systems, Inc. (b)	610	101,053
Fidelity National Information Services, Inc. (b)	3,400	222,462
FireEye, Inc. (b)(c)	1,300	57,837
Fiserv, Inc. (b)(c)	1,000	86,860
FleetCor Technologies, Inc. (b)(c)	1,600	247,712
Google, Inc. - Class A (b)(c)	400	263,000
Google, Inc. - Class C (b)(c)	501	313,431
International Business Machines Corp. (b)	400	64,796
Intuit, Inc. (b)	500	52,885
Jack Henry & Associates, Inc. (b)	500	34,930
LinkedIn Corp. (b)(c)	1,100	223,586
MasterCard, Inc. (b)	4,000	389,600
Microsoft Corp. (b)	700	32,690
NetSuite, Inc. (b)(c)	100	9,884
Oracle Corp. (b)	5,400	215,676
Pandora Media, Inc. (b)(c)	7,200	126,144
PayPal Holdings, Inc. (b)(c)	3,104	120,125
Rackspace Hosting, Inc. (b)(c)	1,900	64,657
Red Hat, Inc. (b)(c)	2,800	221,424

Salesforce.com, Inc. (b)(c)	3,700	271,210
Splunk, Inc. (b)(c)	4,400	307,736
Tableau Software, Inc. (b)(c)	2,800	293,272
Twitter, Inc. (b)(c)	5,912	183,331
Ultimate Software Group, Inc. (b)(c)	1,401	258,078
Vantiv, Inc. (b)(c)	900	39,600
VeriSign, Inc. (b)(c)	300	21,282
Visa, Inc. (b)	1,200	90,408
VMware, Inc. (b)(c)	1,200	106,956
Workday, Inc. (b)(c)	505	42,587
Yahoo!, Inc. (b)(c)	3,100	113,677
Yelp, Inc. (b)(c)	2,000	52,800
Zillow Group, Inc. (b)(c)	2,200	179,300
Zynga, Inc. (b)(c)	3,600	8,928
		6,517,224
Technology Hardware & Equipment - 0.7%
3D Systems Corp. (b)(c)	3,000	39,480
Amphenol Corp. (b)	200	11,282
Apple, Inc. (b)	2,800	339,640
Cisco Systems, Inc. (b)	3,300	93,786
Corning, Inc. (b)	9,600	179,328
EMC Corp. (b)	6,100	164,029
F5 Networks, Inc. (b)(c)	2,200	295,108
Hewlett-Packard Co. (b)	3,158	96,382
IPG Photonics Corp. (b)(c)	1,600	147,552
Juniper Networks, Inc. (b)	7,100	201,782
Keysight Technologies, Inc. (b)(c)	2,050	62,607
NetApp, Inc. (b)	6,000	186,900
Palo Alto Networks, Inc. (b)(c)	1,300	241,579
QUALCOMM, Inc. (b)	2,600	167,414
SanDisk Corp. (b)	3,000	180,870
Stratasys Ltd. (a)(b)(c)	1,700	52,241
Western Digital Corp. (b)	1,600	137,696
		2,597,676
Telecommunication Services - 0.1%
AT&T, Inc. (b)	4,503	156,427
Sprint Corp. (b)(c)	17,000	57,290
T-Mobile US, Inc. (b)(c)	1,600	65,056
Verizon Communications, Inc. (b)	3,500	163,765
		442,538
Transportation - 0.5%
Alaska Air Group, Inc. (b)	1,400	106,050
American Airlines Group, Inc. (b)	1,800	72,180
CSX Corp. (b)	900	28,152
Delta Air Lines, Inc. (b)	6,500	288,210
FedEx Corp. (b)	500	85,710
Hertz Global Holdings, Inc. (b)(c)	6,100	103,639
Kansas City Southern (b)	300	29,757
Norfolk Southern Corp. (b)	1,700	143,361
Southwest Airlines Co. (b)	4,000	144,800
Spirit Airlines, Inc. (b)(c)	3,298	197,286
Union Pacific Corp. (b)	1,700	165,903
United Continental Holdings, Inc. (b)(c)	5,000	281,950
United Parcel Service, Inc. (b)	1,900	194,484
		1,841,482
Utilities - 0.2%
CenterPoint Energy, Inc. (b)	3,900	75,426
Dominion Resources, Inc. (b)	2,600	186,420
Duke Energy Corp. (b)	2,200	163,284
NextEra Energy, Inc. (b)	300	31,560
Sempra Energy (b)	300	30,534
Southern Co. (b)	2,500	111,825
		599,049
TOTAL COMMON STOCKS (Cost $42,581,233)		53,509,251

CONTINGENT VALUE RIGHTS - 0.0%
Food and Staples Retailing - 0.0%
Safeway Casa Ley (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	5,480
Safeway PDC (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate - 0.3%
American Capital Agency Corp. (b)	1,000	19,260
American Tower Corp. (b)	2,000	190,220
Annaly Capital Management, Inc. (b)	12,600	125,370
AvalonBay Communities, Inc. (b)	400	68,936
Boston Properties, Inc. (b)	100	12,328
Crown Castle International Corp. (b)	100	8,191
Digital Realty Trust, Inc. (b)	400	25,708
Equinix, Inc. (b)	1,200	334,692
Equity Residential (b)	1,100	82,291
Health Care REIT, Inc. (b)	100	6,937
Iron Mountain, Inc. (b)	1,700	51,085
Lamar Advertising Co. (b)	100	6,005
LaSalle Hotel Properties (b)	12	399
Prologis, Inc. (b)	700	28,427
Public Storage (b)	200	41,036
Seritage Growth Properties (b)(c)	100	3,856
Simon Property Group, Inc. (b)	100	18,722
Urban Edge Properties (b)	300	6,441
Vornado Realty Trust (b)	300	29,265
Weyerhaeuser Co. (b)	3,000	92,070
WP GLIMCHER, Inc. (b)	600	8,124
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $935,388)		1,159,363

INVESTMENT COMPANY - 0.0%
Business Development Company - 0.0%
Closed-End Mutual Funds - 0.0%
American Capital Ltd. (c)	800	10,488
TOTAL INVESTMENT COMPANY (Cost $10,745)		10,488

RIGHTS - 0.0%
Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	14
TOTAL RIGHTS (Cost $0)		14

SHORT-TERM INVESTMENTS - 85.5%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (f)	42,001	42,001
First American Government Obligations Fund - Class Z - 0.01% (f)	42,001	42,001
First American Prime Obligations Fund - Class Z - 0.04% (f)	42,001	42,001
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (f)	42,001	42,001
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (f)	42,001	42,001
		210,005

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 85.4%
0.005%, 08/06/2015 (g)(h)	$32,150,000	32,149,977
0.010%, 08/13/2015 (g)(h)	31,600,000	31,599,895
0.016%, 08/20/2015 (g)(h)	43,500,000	43,499,622
0.015%, 08/27/2015 (g)(h)	19,250,000	19,249,791
0.012%, 09/03/2015 (g)(h)	22,050,000	22,049,760
0.005%, 09/10/2015 (g)(h)	34,000,000	33,999,794
0.014%, 09/17/2015 (g)(h)	33,550,000	33,549,374
0.010%, 10/08/2015 (g)(h)	30,450,000	30,447,351
0.010%, 10/15/2015 (g)(h)	21,750,000	21,748,021

0.010%, 10/22/2015 (g)(h)	20,300,000	20,297,401
0.029%, 11/05/2015 (g)(h)	23,850,000	23,844,944
		312,435,930
TOTAL SHORT-TERM INVESTMENTS (Cost $312,654,889)		312,645,935

TOTAL INVESTMENTS (Cost $356,182,255) - 100.5%		367,330,795
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,755,229)
TOTAL NET ASSETS - 100.0%		$365,575,566

Percentages are stated as a percent of net assets.
PLC Public Limited Company
(a)	Foreign issued security. Total foreign securities are $2,927,331 which represents 0.8% of net assets.
(b)	All or portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Security is restricted to resale. The aggregate value of these securities at July 31, 2015 was $5,744, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(h)	All or portion of this security is held as collateral for put options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
AbbVie, Inc., Expires 08/07/2015, Strike Price $75.00	1	$2
Accenture PLC, Expires 08/07/2015, Strike Price $105.00	1	17
Alcoa, Inc., Expires 08/07/2015, Strike Price $10.50	20	50
American Airlines Group, Inc., Expires 08/07/2015, Strike Price $45.50	7	45
American Airlines Group, Inc., Expires 08/07/2015, Strike Price $46.00	4	20
American Express Co., Expires 08/07/2015, Strike Price $78.00	8	76
American Express Co., Expires 08/07/2015, Strike Price $78.50	8	48
American Express Co., Expires 08/07/2015, Strike Price $79.00	4	18
Athenahealth, Inc., Expires 08/07/2015, Strike Price $145.00	3	225
Athenahealth, Inc., Expires 08/07/2015, Strike Price $147.00	6	285
Best Buy Co., Inc., Expires 08/07/2015, Strike Price $34.00	9	36
Boeing Co., Expires 08/07/2015, Strike Price $149.00	4	28
Boeing Co., Expires 08/07/2015, Strike Price $150.00	2	11
Bristol-Myers Squibb Co., Expires 08/07/2015, Strike Price $68.00	9	189
CBOE S&P 500, Expires 08/07/2015, Strike Price $2130.00	150	17,250
CBOE S&P 500, Expires 08/07/2015, Strike Price $2135.00	75	5,625
CBOE S&P 500, Expires 08/07/2015, Strike Price $2140.00	50	2,500
Coca-Cola Co., Expires 08/07/2015, Strike Price $41.50	14	154
Costco Wholesale Corp., Expires 08/07/2015, Strike Price $152.50	2	50
Deere & Co., Expires 08/07/2015, Strike Price $97.50	8	128
Delta Air Lines, Inc., Expires 08/07/2015, Strike Price $47.50	7	45
Delta Air Lines, Inc., Expires 08/07/2015, Strike Price $48.00	7	45
Delta Air Lines, Inc., Expires 08/07/2015, Strike Price $48.50	17	127
Dollar General Corp., Expires 08/07/2015, Strike Price $81.00	10	475
Dollar General Corp., Expires 08/07/2015, Strike Price $82.00	4	80
Dow Chemical Co., Expires 08/07/2015, Strike Price $50.00	20	160
E*Trade Financial Corp., Expires 08/07/2015, Strike Price $30.50	5	47
EMC Corp., Expires 08/07/2015, Strike Price $28.00	10	65
F5 Networks, Inc., Expires 08/07/2015, Strike Price $138.00	13	799
FedEx Corp., Expires 08/07/2015, Strike Price $177.50	3	37
Fossil Group, Inc., Expires 08/07/2015, Strike Price $71.00	5	112
Fossil Group, Inc., Expires 08/07/2015, Strike Price $73.50	14	140
Freeport-McMoRan, Inc., Expires 08/07/2015, Strike Price $14.00	10	35
GameStop Corp., Expires 08/07/2015, Strike Price $47.50	14	224

Gap, Inc., Expires 08/07/2015, Strike Price $37.00	11	270
General Motors Co., Expires 08/07/2015, Strike Price $33.50	36	162
Google, Inc., Expires 08/07/2015, Strike Price $677.50	2	15
Hartford Financial Services Group, Inc., Expires 08/07/2015, Strike Price $50.00	1	18
Hertz Global Holdings, Inc., Expires 08/07/2015, Strike Price $19.00	41	205
Hewlett-Packard Co., Expires 08/07/2015, Strike Price $31.50	20	230
Home Depot, Inc., Expires 08/07/2015, Strike Price $120.00	3	30
Intel Corp., Expires 08/07/2015, Strike Price $30.00	8	12
Intuitive Surgical, Inc., Expires 08/07/2015, Strike Price $592.50	1	43
Intuitive Surgical, Inc., Expires 08/07/2015, Strike Price $605.00	2	180
Johnson & Johnson, Expires 08/07/2015, Strike Price $102.00	8	64
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $71.00	1	3
Kansas City Southern, Expires 08/07/2015, Strike Price $106.00	1	12
Kinder Morgan, Inc., Expires 08/07/2015, Strike Price $36.00	1	8
Kinder Morgan, Inc., Expires 08/07/2015, Strike Price $36.50	1	8
Las Vegas Sands Corp., Expires 08/07/2015, Strike Price $58.50	3	44
Macy’s, Inc., Expires 08/07/2015, Strike Price $74.50	1	7
McDonald’s Corp., Expires 08/07/2015, Strike Price $101.00	6	234
Micron Technology, Inc., Expires 08/07/2015, Strike Price $23.00	3	6
Microsoft Corp., Expires 08/07/2015, Strike Price $47.50	1	16
Microsoft Corp., Expires 08/07/2015, Strike Price $48.00	3	24
Monsanto Co., Expires 08/07/2015, Strike Price $107.00	14	259
Morgan Stanley, Expires 08/07/2015, Strike Price $41.00	12	42
Netflix, Inc., Expires 08/07/2015, Strike Price $118.00	16	1,360
Newmont Mining Corp., Expires 08/07/2015, Strike Price $19.50	20	150
Newmont Mining Corp., Expires 08/07/2015, Strike Price $20.00	60	420
NIKE, Inc., Expires 08/07/2015, Strike Price $118.00	15	195
Norfolk Southern Corp., Expires 08/07/2015, Strike Price $89.00	4	50
Nucor Corp., Expires 08/07/2015, Strike Price $47.00	22	165
Palo Alto Networks, Inc., Expires 08/07/2015, Strike Price $197.50	2	60
PepsiCo., Inc., Expires 08/07/2015, Strike Price $99.00	2	8
Rackspace Hosting, Inc., Expires 08/07/2015, Strike Price $37.50	10	250
Salesforce.com, Inc., Expires 08/07/2015, Strike Price $78.00	4	148
Salesforce.com, Inc., Expires 08/07/2015, Strike Price $78.50	4	138
Salesforce.com, Inc., Expires 08/07/2015, Strike Price $81.00	4	102
Schlumberger Ltd., Expires 08/07/2015, Strike Price $87.00	4	32
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $102.00	9	248
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $109.00	6	90
Southwest Airlines Co., Expires 08/07/2015, Strike Price $38.00	8	60
Southwest Airlines Co., Expires 08/07/2015, Strike Price $38.50	8	60
Splunk, Inc., Expires 08/07/2015, Strike Price $72.50	15	825
Splunk, Inc., Expires 08/07/2015, Strike Price $73.50	5	187
Splunk, Inc., Expires 08/07/2015, Strike Price $74.00	5	163
Splunk, Inc., Expires 08/07/2015, Strike Price $74.50	5	125
Starbucks Corp., Expires 08/07/2015, Strike Price $59.00	5	60
Target Corp., Expires 08/07/2015, Strike Price $84.00	4	52
Toll Brothers, Inc., Expires 08/07/2015, Strike Price $40.00	16	200
Trinity Industries, Inc., Expires 08/07/2015, Strike Price $31.50	10	75
TripAdvisor, Inc., Expires 08/07/2015, Strike Price $86.00	16	120
Under Armour, Inc., Expires 08/07/2015, Strike Price $103.00	4	80
Under Armour, Inc., Expires 08/07/2015, Strike Price $104.00	3	38
Union Pacific Corp., Expires 08/07/2015, Strike Price $102.00	12	108
Union Pacific Corp., Expires 08/07/2015, Strike Price $103.00	3	24
United Continental Holdings, Inc., Expires 08/07/2015, Strike Price $61.00	10	85
United Continental Holdings, Inc., Expires 08/07/2015, Strike Price $61.50	15	75
United Continental Holdings, Inc., Expires 08/07/2015, Strike Price $62.00	5	38
United Rentals, Inc., Expires 08/07/2015, Strike Price $76.00	10	100
United Technologies Corp., Expires 08/07/2015, Strike Price $103.00	3	33
UnitedHealth Group, Inc., Expires 08/07/2015, Strike Price $131.00	14	294
Visa, Inc., Expires 08/07/2015, Strike Price $78.50	4	26
VMware, Inc., Expires 08/07/2015, Strike Price $90.00	4	260
VMware, Inc., Expires 08/07/2015, Strike Price $90.50	4	180
VMware, Inc., Expires 08/07/2015, Strike Price $91.00	4	140
Walgreens Boots Alliance, Inc., Expires 08/07/2015, Strike Price $102.00	4	28

Wal-Mart Stores, Inc., Expires 08/07/2015, Strike Price $74.00	20	70
Wal-Mart Stores, Inc., Expires 08/07/2015, Strike Price $74.50	4	10
Workday, Inc., Expires 08/07/2015, Strike Price $86.00	1	78
Workday, Inc., Expires 08/07/2015, Strike Price $87.50	1	33
Yahoo!, Inc., Expires 08/07/2015, Strike Price $39.50	14	14
Yum! Brands, Inc., Expires 08/07/2015, Strike Price $91.50	4	74
TOTAL CALL OPTIONS		38,171
(Premiums Received $39,437)

PUT OPTIONS
CBOE S&P 500, Expires 08/07/2015, Strike Price $2100.00	496	426,560
CBOE S&P 500, Expires 08/07/2015, Strike Price $2105.00	450	472,500
CBOE S&P 500, Expires 08/07/2015, Strike Price $2110.00	380	524,400
NASDAQ 100, Expires 08/07/2015, Strike Price $4590.00	15	43,800
NASDAQ 100, Expires 08/07/2015, Strike Price $4600.00	25	84,975
TOTAL PUT OPTIONS		1,552,235
(Premiums Received $1,480,193)
TOTAL WRITTEN OPTIONS		$1,590,406
(Premiums Received $1,519,630)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 3.1%
Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$44,544
Federal-Mogul Holdings Corp. (a)(b)	2,600	29,120
Tower International, Inc. (a)(b)	2,100	54,873
		128,537
Banks - 0.0%
PacWest Bancorp (a)	1,078	49,901
Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	7,000
PowerSecure International, Inc. (a)(b)	6,300	95,382
Wabash National Corp. (a)(b)	4,200	57,708
		160,090
Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	54,945
Consumer Durables & Apparel - 0.2%
Crocs, Inc. (a)(b)	3,300	51,909
JAKKS Pacific, Inc. (a)(b)	8,600	84,710
Nautilus, Inc. (a)(b)	6,800	143,684
		280,303
Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	63,233
Bridgepoint Education, Inc. (a)(b)	2,164	20,385
		83,618
Energy - 0.1%
CARBO Ceramics, Inc. (a)	500	16,425
Goodrich Petroleum Corp. (a)(b)	2,300	2,061
McDermott International, Inc. (a)(b)(c)	6,300	27,720
Penn Virginia Corp. (a)(b)	3,600	4,824
		51,030
Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	23,324
Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	55,066
Air Methods Corp. (a)(b)	1,100	43,329
Anika Therapeutics, Inc. (a)(b)	2,000	75,800
DexCom, Inc. (a)(b)	1,700	143,905
Medidata Solutions, Inc. (a)(b)	1,000	53,800
Orthofix International NV (a)(b)(c)	1,900	63,384
Rockwell Medical, Inc. (a)(b)	9,200	126,960
		562,244
Materials - 0.1%
Century Aluminum Co. (a)(b)	5,200	48,464
Compass Minerals International, Inc. (a)	600	48,000
Hecla Mining Co. (a)	13,600	28,560
Intrepid Potash, Inc. (a)(b)	3,500	29,890
		154,914
Media - 0.1%
Entravision Communications Corp. (a)	7,700	59,059
Sizmek, Inc. (a)(b)	3,800	29,488
World Wrestling Entertainment, Inc. (a)	4,500	88,065
		176,612
Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	102,501
Agios Pharmaceuticals, Inc. (a)(b)	1,500	165,270
Endocyte, Inc. (a)(b)	7,800	40,248
Halozyme Therapeutics, Inc. (a)(b)	6,700	156,378
Insmed, Inc. (a)(b)	4,300	116,530
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	29,526

Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	70,700
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	39,840
Prothena Corp. PLC (a)(b)(c)	2,400	158,328
Retrophin, Inc. (a)(b)	3,800	120,612
Sarepta Therapeutics, Inc. (a)(b)	1,900	60,648
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	50,184
		1,110,765
Retailing - 0.0%
Conn's, Inc. (a)(b)	1,100	37,972
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)(b)	2,600	85,826
Integrated Device Technology, Inc. (a)(b)	4,300	82,173
SunEdison, Inc. (a)(b)	6,100	142,008
SunPower Corp. (a)(b)	2,000	54,060
		364,067
Software & Services - 0.3%
Alliance Data Systems Corp. (a)(b)	147	40,431
Bankrate, Inc. (a)(b)	2,600	23,712
Gogo, Inc. (a)(b)	2,300	41,929
Infoblox, Inc. (a)(b)	2,500	58,750
Take-Two Interactive Software, Inc. (a)(b)	2,700	85,266
Vringo, Inc. (a)(b)	13,300	9,310
WebMD Health Corp. (a)(b)	1,300	56,654
		316,052
Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	41,504
Ubiquiti Networks, Inc. (a)	1,700	54,774
		96,278
Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	107,380
Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	66,100
XPO Logistics, Inc. (a)(b)	2,000	86,700
		152,800
TOTAL COMMON STOCKS (Cost $2,765,095)		3,910,832

CONTINGENT VALUE RIGHTS - 0.0%
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 05/23/2014)	500	4,885
Trius Therapeutics, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	—
		4,885
Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(e)	2,700	6,804
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

SHORT-TERM INVESTMENTS - 97.6%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (f)	24,738	24,738
First American Government Obligations Fund - Class Z - 0.01% (f)	24,738	24,738
First American Prime Obligations Fund - Class Z - 0.04% (f)	24,739	24,739
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (f)	24,739	24,739
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (f)	24,739	24,739
		123,693

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 97.5%
0.005%, 08/06/2015 (g)(h)	$11,850,000	11,849,991
0.010%, 08/13/2015 (g)(h)	7,100,000	7,099,976
0.015%, 08/20/2015 (g)(h)	15,830,000	15,829,872
0.015%, 08/27/2015 (g)(h)	10,650,000	10,649,882
0.012%, 09/03/2015 (g)(h)	10,350,000	10,349,886
0.005%, 09/10/2015 (g)(h)	10,450,000	10,449,937
0.014%, 09/17/2015 (g)(h)	8,350,000	8,349,842

0.010%, 10/08/2015 (g)(h)	9,500,000	9,499,174
0.010%, 10/15/2015 (g)(h)	9,300,000	9,299,154
0.010%, 10/22/2015 (g)(h)	12,800,000	12,798,362
0.029%, 11/05/2015 (g)(h)	18,900,000	18,895,993
		125,072,069
TOTAL SHORT-TERM INVESTMENTS (Cost $125,200,957)		125,195,762

TOTAL INVESTMENTS (Cost $127,966,052) - 100.7%		129,118,283
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(862,774)
TOTAL NET ASSETS - 100.0%		$128,255,509

Percentages are stated as a percent of net assets.
(a)	All or portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $249,432 which represents 0.2% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at July 31, 2015 was $4,885, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $11,689, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(h)	All or portion of this security is held as collateral for put options written.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
CBOE Russell 2000 Index, Expires 08/07/2015, Strike Price $1255.00	17	$2,482
CBOE Russell 2000 Index, Expires 08/07/2015, Strike Price $1260.00	17	1,258
TOTAL CALL OPTIONS		3,740
(Premiums Received $3,019)

PUT OPTIONS
CBOE Russell 2000 Index, Expires 08/07/2015, Strike Price $1235.00	620	386,880
CBOE Russell 2000 Index, Expires 08/07/2015, Strike Price $1240.00	249	211,152
CBOE Russell 2000 Index, Expires 08/07/2015, Strike Price $1245.00	93	120,435
TOTAL PUT OPTIONS		718,467
(Premiums Received $735,993)

TOTAL WRITTEN OPTIONS		$722,207
(Premiums Received $739,012)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.9%
Open-End Mutual Funds - 99.9%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	12,068,786	$130,825,640
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,094,516	65,394,161
TOTAL INVESTMENT COMPANIES (Cost $184,577,981)		196,219,801

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (b)	57,746	57,746
First American Government Obligations Fund - Class Z - 0.01% (b)	57,746	57,746
First American Prime Obligations Fund - Class Z - 0.04% (b)	57,746	57,746
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (b)	57,746	57,746
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (b)	57,746	57,746
TOTAL SHORT-TERM INVESTMENTS (Cost $288,730)		288,730

TOTAL INVESTMENTS (Cost $184,866,711) - 100.0%		196,508,531
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(35,202)
TOTAL NET ASSETS - 100.0%		$196,473,329

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 0.8%
Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	200	$26,692
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	4,078
Banco Santander SA - ADR	800	5,448
Barclays PLC - ADR	2,500	44,950
HSBC Holdings PLC - ADR	900	40,563
		95,039
Capital Goods - 0.0%
voxeljet AG - ADR (a)	5,200	33,540
Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR (a)	1,600	45,360
Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR	1,000	20,630
Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,400	41,230
Energy - 0.0%
BP PLC - ADR	1,000	36,970
Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	400	47,820
Diageo PLC - ADR	300	33,693
		81,513
Materials - 0.1%
ArcelorMittal - ADR	3,400	30,668
BHP Billiton Ltd. (b)	100	1,933
BHP Billiton Ltd. - ADR	100	3,837
Rio Tinto PLC - ADR	200	7,724
South32 Ltd. (a)(b)	100	131
South32 Ltd. - ADR (a)	40	255
		44,548
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
AstraZeneca PLC - ADR	1,400	47,306
GlaxoSmithKline PLC - ADR	900	39,096
GW Pharmaceuticals PLC - ADR (a)	300	34,353
Novartis AG - ADR	400	41,500
Novo Nordisk A/S - ADR	700	41,272
		203,527
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV - ADR	400	39,668
Software & Services - 0.0%
SAP SE - ADR	500	35,835
Technology Hardware & Equipment - 0.1%
Nokia OYJ - ADR	4,900	34,545
Telefonaktiebolaget LM Ericsson - ADR	2,800	30,044
		64,589
Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	600	39,000
Orange SA - ADR	2,300	37,697
Vodafone Group PLC - ADR (c)	1,000	37,780
		114,477
TOTAL COMMON STOCKS (Cost $907,117)		883,618

SHORT-TERM INVESTMENTS - 97.6%
Money Market Funds - 71.5%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (d)	15,856,442	15,856,442
First American Government Obligations Fund - Class Z - 0.01% (d)	15,856,442	15,856,442
First American Prime Obligations Fund - Class Z - 0.04% (d)	15,856,441	15,856,441
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (d)	15,856,442	15,856,442
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (d)	15,856,442	15,856,442
		79,282,209

	PRINCIPAL	FAIR
U.S. Treasury Bills - 26.1%	AMOUNT	VALUE
0.005%, 08/06/2015 (e)(f)	$4,100,000	4,099,997
0.008%, 08/13/2015 (e)(f)	3,100,000	3,099,992
0.015%, 08/20/2015 (e)(f)	2,100,000	2,099,983
0.015%, 08/27/2015 (e)(f)	6,250,000	6,249,932
0.005%, 09/03/2015 (e)(f)	7,250,000	7,249,951
-0.005%, 09/10/2015 (e)(f)	2,000,000	2,000,011
0.010%, 10/22/2015 (e)(f)	4,200,000	4,199,464
		28,999,330
TOTAL SHORT-TERM INVESTMENTS (Cost $108,281,980)		108,281,539

TOTAL INVESTMENTS (Cost $109,189,097) - 98.4%	109,165,157
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	1,761,394
TOTAL NET ASSETS - 100.0%	$110,926,551

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $2,064 which represents 0.0% of net assets.
(c)	All or a portion of this security may be subject to call options written.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
Vodafone Group PLC, Expires 08/07/2015, Strike Price $39.00	2	$24
Vodafone Group PLC, Expires 08/07/2015, Strike Price $39.50	2	21
Vodafone Group PLC, Expires 08/07/2015, Strike Price $40.00	1	9
TOTAL CALL OPTIONS
(Premiums Received $42)		54

PUT OPTIONS
CAC 40 Index, Expires 08/21/2015, Strike Price EUR 5025.00	99	64,910
Eurex DAX, Expires 08/07/2015, Strike Price EUR 11200.00	53	27,808
Eurex DAX, Expires 08/07/2015, Strike Price EUR 11250.00	125	68,270
Eurex Euro STOXX 50 Index, Expires 08/07/2015, Strike Price EUR 3525.00	25	3,709
Eurex Euro STOXX 50 Index, Expires 08/07/2015, Strike Price EUR 3550.00	200	58,202
Eurex Euro STOXX 50 Index, Expires 08/07/2015, Strike Price EUR 3575.00	332	111,285
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6650.00	158	192,457
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6775.00	53	122,082
Hang Seng Index, Expires 08/28/2015, Strike Price HKD 24800.00	15	61,240
Nikkei-225 Stock Index, Expires 08/14/2015, Strike Price JPY 20375.00	45	56,279
Nikkei-225 Stock Index, Expires 08/14/2015, Strike Price JPY 20500.00	125	196,676
S&P/ASX 200 Index, Expires 08/20/2015, Strike Price AUD 5650.00	75	27,630
S&P/ASX 200 Index, Expires 08/20/2015, Strike Price AUD 5675.00	109	54,604
Swiss Market Index, Expires 08/21/2015, Strike Price CHF 9300.00	50	36,220
Swiss Market Index, Expires 08/21/2015, Strike Price CHF 9400.00	62	65,959
TOTAL PUT OPTIONS
(Premiums Received $1,387,650)		1,147,331

TOTAL WRITTEN OPTIONS
(Premiums Received $1,387,692)		$1,147,385

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION
FTSE 100 Index, September 2015 Settlement	10	$1,039,119	$(21,328)
Total Futures Contracts Sold		$1,039,119	$(21,328)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 1.4%
Automobiles & Components - 0.0%
Tata Motors Ltd. - ADR	700	$20,762
Banks - 0.1%
HDFC Bank Ltd. - ADR	300	18,741
ICICI Bank Ltd. - ADR	1,800	18,126
		36,867
Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR (a)	800	17,920
Diversified Financials - 0.0%
Noah Holdings Ltd. - ADR (a)	700	15,995
Energy - 0.1%
Petroleo Brasileiro SA - ADR (a)	3,200	21,760
Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	1,500	27,705
Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	100	612
Cemex SAB de CV - ADR (a)	1,872	15,912
Sibanye Gold Ltd. - ADR	2,200	11,770
Vale SA - ADR	3,300	17,358
		45,652
Media - 0.0%
Grupo Televisa SAB - ADR	300	10,458
Real Estate - 0.0%
E-House China Holdings Ltd. - ADR	2,500	15,750
Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)	300	21,474
E-commerce China Dangdang Inc. - ADR (a)	2,103	14,195
Qunar Cayman Islands Ltd. - ADR (a)	700	29,232
Vipshop Holdings Ltd. - ADR (a)(b)	1,000	19,490
		84,391
Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR	2,900	20,880
JA Solar Holdings Co. Ltd. - ADR (a)	2,200	16,852
JinkoSolar Holding Co. Ltd. - ADR (a)	1,100	26,246
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	800	17,688
Trina Solar Ltd. - ADR (a)	2,100	20,055
		101,721
Software & Services - 0.6%
21Vianet Group, Inc. - ADR (a)	900	18,234
58.com, Inc. - ADR (a)	300	17,817
Baidu, Inc. - ADR (a)	200	34,532
Bitauto Holdings Ltd. - ADR (a)	400	15,648
Changyou.com Ltd. - ADR (a)	800	18,632
ChinaCache International Holdings Ltd. - ADR (a)	2,161	22,302
Infosys Ltd. - ADR	1,200	20,292
KongZhong Corp. - ADR	2,100	15,204
Leju Holdings Ltd. - ADR	105	716
NetEase, Inc. - ADR	200	27,726
NQ Mobile, Inc. - ADR (a)	5,600	19,992
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	500	31,005
Sky-mobi Ltd. - ADR (a)	3,600	14,742

SouFun Holdings Ltd. - ADR	600	4,002
Youku Tudou, Inc. - ADR (a)(b)	1,000	19,400
YY, Inc. - ADR (a)(b)	400	23,644
		303,888
Telecommunication Services - 0.0%
America Movil SAB de CV - ADR	900	17,442
TOTAL COMMON STOCKS (Cost $741,558)		720,311

PREFERRED STOCKS - 0.0%
Banks - 0.0%
Banco Bradesco SA - ADR	2,040	16,198
Itau Unibanco Holding SA - ADR	11	95
TOTAL PREFERRED STOCKS (Cost $23,868)		16,293

SHORT-TERM INVESTMENTS - 99.6%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11%(c)	12,248	12,248
First American Government Obligations Fund - Class Z - 0.01%(c)	12,248	12,248
First American Prime Obligations Fund - Class Z - 0.04%(c)	12,248	12,248
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11%(c)	12,248	12,248
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02%(c)	12,248	12,248
		61,240

	PRINCIPAL	FAIR
	AMOUNT	VALUE
U.S. Treasury Bills - 99.5%
0.005%, 08/06/2015 (d)(e)	$5,400,000	5,399,996
0.010%, 08/13/2015 (d)(e)	3,100,000	3,099,990
0.015%, 08/20/2015 (d)(e)	6,300,000	6,299,950
0.016%, 08/27/2015 (d)(e)	3,550,000	3,549,960
0.078%, 09/03/2015 (d)(e)	2,100,000	2,099,978
0.022%, 09/10/2015 (d)(e)	5,650,000	5,649,965
0.015%, 09/17/2015 (d)(e)	4,200,000	4,199,918
0.009%, 10/08/2015 (d)(e)	6,400,000	6,399,443
0.010%, 10/22/2015 (d)(e)	6,600,000	6,599,155
0.010%, 10/15/2015 (d)(e)	1,600,000	1,599,855
0.028%, 11/05/2015 (d)(e)	5,000,000	4,998,940
		49,897,150
TOTAL SHORT-TERM INVESTMENTS (Cost $49,960,335)		49,958,390

TOTAL INVESTMENTS (Cost $50,725,761) - 101.0%		50,694,994
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(515,000)
TOTAL NET ASSETS - 100.0%		$50,179,994

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for put options written.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
Qihoo 360 Technology Co Ltd., Expires 08/07/2015, Strike Price $68.50	3	22
Vipshop Holdings Ltd., Expires 08/07/2015, Strike Price $22.50	3	23
Vipshop Holdings Ltd., Expires 08/07/2015, Strike Price $23.00	3	23
Youku Tudou, Inc., Expires 08/07/2015, Strike Price $23.50	1	25
Youku Tudou, Inc., Expires 08/07/2015, Strike Price $24.00	5	125
Youku Tudou, Inc., Expires 08/07/2015, Strike Price $24.50	3	75
YY, Inc., Expires 08/07/2015, Strike Price $65.50	3	52
TOTAL CALL OPTIONS
(Premiums Received $129)		345

PUT OPTIONS
iShares MSCI Brazil Capped ETF, Expires 08/07/2015, Strike Price $28.50	500	23,000
iShares MSCI Emerging Markets ETF, Expires 08/07/2015, Strike Price $36.50	2,951	47,216
iShares MSCI Emerging Markets ETF, Expires 08/07/2015, Strike Price $37.00	5,107	155,763
iShares MSCI Emerging Markets ETF, Expires 08/14/2015, Strike Price $37.00	1,060	55,120
iShares MSCI Emerging Markets ETF, Expires 08/21/2015, Strike Price $36.50	1,442	58,401
iShares MSCI Emerging Markets ETF, Expires 08/21/2015, Strike Price $37.00	700	40,250
iShares MSCI Emerging Markets ETF, Expires 08/21/2015, Strike Price $37.50	60	4,920
iShares MSCI Mexico Capped ETF, Expires 08/07/2015, Strike Price $56.00	250	10,000
iShares MSCI South Korea Capped ETF, Expires 08/21/2015, Strike Price $52.00	150	19,275
iShares China Large-Cap ETF, Expires 08/07/2015, Strike Price $40.50	500	33,500
Market Vectors Russia ETF, Expires 08/07/2015, Strike Price $17.00	100	2,700
TOTAL PUT OPTIONS
(Premiums Received $518,917)		450,145

TOTAL WRITTEN OPTIONS
(Premiums Received $519,046)		$450,490

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 98.9%
Open-End Mutual Funds - 98.9%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	1,009,302	$9,113,997
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,803,715	18,325,743
TOTAL INVESTMENT COMPANIES (Cost $28,003,475)		27,439,740

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (b)	66,420	66,420
First American Government Obligations Fund - Class Z - 0.01%(b)	66,421	66,421
First American Prime Obligations Fund - Class Z - 0.04% (b)	66,421	66,421
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (b)	66,421	66,421
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (b)	66,421	66,421
TOTAL SHORT-TERM INVESTMENTS (Cost $332,103)		332,104

TOTAL INVESTMENTS (Cost $28,335,578) - 100.1%		27,771,844
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(39,149)
TOTAL NET ASSETS - 100.0%		$27,732,695

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.2%
Open-End Mutual Funds - 99.2%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	861,410	$7,778,532
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,561,166	15,861,446
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,471,098	15,946,702
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	743,892	7,981,956
TOTAL INVESTMENT COMPANIES (Cost $46,695,671)		47,568,636

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (b)	66,608	66,608
First American Government Obligations Fund - Class Z - 0.01% (b)	66,607	66,607
First American Prime Obligations Fund - Class Z - 0.04% (b)	66,607	66,607
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (b)	66,607	66,607
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (b)	66,607	66,607
TOTAL SHORT-TERM INVESTMENTS (Cost $333,036)		333,036

TOTAL INVESTMENTS (Cost $47,028,707) - 99.9%		47,901,672
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		30,687
TOTAL NET ASSETS - 100.0%		$47,932,359

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

	Stone Ridge Reinsurance Risk Premium Fund	Stone Ridge High Yield Reinsurance Risk Premium Fund	Stone Ridge U.S. Large Cap Variance Risk Premium Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge U.S. Variance Risk Premium Master Fund	Stone Ridge International Developed Markets Variance Risk Premium Fund	Stone Ridge Emerging Markets Variance Risk Premium Fund	Stone Ridge International Variance Risk Premium Master Fund	Stone Ridge Global Equity Variance Risk Premium Master Fund

Cost of investments	$994,165,125	$476,155,919	$356,182,255	$127,966,052	$184,866,711	$109,189,097	$50,725,761	$28,335,578	$47,028,707
Gross unrealized appreciation	$17,141,381	$8,594,282	$14,196,926	$1,511,933	$11,641,820	$55,286	$61,934	$317,134	$1,494,917
Gross unrealized depreciation	(9,024,474)	(2,875,791)	(3,048,386)	(359,702)	—	(79,226)	(92,701)	(880,868)	(621,952)
Net unrealized appreciation	$8,116,907	$5,718,491	$11,148,540	$1,152,231	$11,641,820	$(23,940)	$(30,767)	$(563,734)	$872,965

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of July 31, 2015.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
China	$—	$—	$1,394,262	$1,394,262
Europe	—	9,142,116	—	9,142,116
Global	—	226,885,534	14,996,053	241,881,587
Japan	—	31,371,391	—	31,371,391
Mexico	—	8,651,211	—	8,651,211
Turkey	—	17,919,900	—	17,919,900
United States	—	500,090,347	4,192,966	504,283,313
Total Event-Linked Bonds	—	794,060,499	20,583,281	814,643,780
Participation Notes (Quota Shares) (1)	—	—	101,479,457	101,479,457
Preference Shares (Quota Shares) (1)	—	—	76,267,171	76,267,171
Money Market Funds	9,891,624	—	—	9,891,624
Total Assets	$9,891,624	$794,060,499	$198,329,909	$1,002,282,032

Other Financial Instruments*
Futures	$593,329	$—	$—	$593,329
Total	$593,329	$—	$—	$593,329

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
China	$—	$—	$666,691	$666,691
Global	—	88,291,255	12,217,571	100,508,826
Mexico	—	6,412,989	—	6,412,989
United States	—	277,484,040	1,746,033	279,230,073
Total Event-Linked Bonds	—	372,188,284	14,630,295	386,818,579
Participation Notes (Quota Shares) (1)	—	—	43,196,137	43,196,137
Preference Shares (Quota Shares) (1)	—	—	45,102,242	45,102,242
Money Market Funds	6,757,452	—	—	6,757,452
Total Assets	$6,757,452	$372,188,284	$102,928,674	$481,874,410

Other Financial Instruments*
Futures	$(47,694)	$—	$—	$(47,694)
Total	$(47,694)	$—	$—	$(47,694)

Stone Ridge U.S. Large Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$53,509,251	$—	$—	$53,509,251
Contingent Value Rights (1)	—	—	5,744	5,744
Real Estate Investment Trusts (1)	1,159,363	—	—	1,159,363
Closed-End Mutual Funds (1)	10,488	—	—	10,488
Rights (1)	14	—	—	14
Money Market Funds	210,005	—	—	210,005
U.S. Treasury Bills	—	312,435,930	—	312,435,930
Total Assets	$54,889,121	$312,435,930	$5,744	$367,330,795

Liabilities
Written Options	$1,577,610	$12,796	$—	$1,590,406
Total Liabilities	$1,577,610	$12,796	$—	$1,590,406

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,910,832	$—	$—	$3,910,832
Contingent Value Rights (1)	—	—	11,689	11,689
Money Market Funds	123,693	—	—	123,693
U.S. Treasury Bills	—	125,072,069	—	125,072,069
Total Assets	$4,034,525	$125,072,069	$11,689	$129,118,283

Liabilities
Written Options	$—	$722,207	$—	$722,207
Total Liabilities	$—	$722,207	$—	$722,207

Stone Ridge U.S. Variance Risk Premium Master Fund (2)
Assets
Investment Companies - Open End	$196,219,801	$—	$—	$196,219,801
Money Market Funds	288,730			288,730
Total Assets	$196,508,531	$—	$—	$196,508,531

Stone Ridge International Developed Markets Variance Risk Premium Fund
Assets
Common Stocks (1)	$883,618	$—	$—	$883,618
Money Market Funds	79,282,209	—		79,282,209
U.S. Treasury Bills	—	28,999,330	—	28,999,330
Total Assets	$80,165,827	$28,999,330	$—	$109,165,157

Liabilities
Written Options	$823,453	$323,932	$—	$1,147,385
Total Liabilities	$823,453	$323,932	$—	$1,147,385

Other Financial Instruments*
Futures	$(21,328)	$—	$—	$(21,328)
Total	$(21,328)	$—	$—	$(21,328)

Stone Ridge Emerging Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$720,311	$—	$—	$720,311
Preferred Stock (1)	16,293	—	—	16,293
Money Market Funds	61,240	—	—	61,240
U.S. Treasury Bills	—	49,897,150	—	49,897,150
Total Assets	$797,844	$49,897,150	$—	$50,694,994

Liabilities
Written Options	$124,320	$326,170	$—	$450,490
Total Liabilities	$124,320	$326,170	$—	$450,490

Stone Ridge International Variance Risk Premium Master Fund (2)
Assets
Investment Companies - Open End	$27,439,740	$—	$—	$27,439,740
Money Market Funds	332,104	—		332,104
Total Assets	$27,771,844	$—	$—	$27,771,844

Stone Ridge Global Equity Variance Risk Premium Master Fund (2)
Assets
Investment Companies - Open End	$47,568,636	$—	$—	$47,568,636
Money Market Funds	333,036	—		333,036
Total Assets	$47,901,672	$—	$—	$47,901,672

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

(1) For further security characteristics, see the Funds’ Schedules of Investments.

(2) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Fund			Stone Ridge High Yield Reinsurance Risk Premium Fund			Stone Ridge U.S. Large Cap Variance Risk Premium Fund		Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge International Developed Markets Variance Risk Premium Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Contingent Value Rights		Contingent Value Rights	Options
Beginning Balance - November 1, 2014	$4,386,608	$97,064,639	$50,275,537	$1,716,468	$42,288,327	$24,526,978	$—		$11,689	$(110,752)
Acquisitions	16,800,000	68,498,677	32,582,749	13,457,000	24,245,502	23,844,042	5,744	(1)	—	146,861
Dispositions	(660,088)	(59,508,639)	(4,616,574)	(596,440)	(21,228,968)	(2,872,191)	—		—	—
Realized gains	—	—	415,923	—	—	138,641	—		—	140,029
Realized losses	—	(195,704)	—	—	(78,008)	—	—		—	—
Return of Capital	—	—	—	—	—	—	—		—	—
Change in unrealized appreciation (depreciation)	56,761	(4,379,516)	(2,390,464)	53,267	(2,030,716)	(535,228)	—		—	(176,138)
Transfers in/(out) of Level 3	—	—	—	—	—	—	—		—	—
Ending Balance - July 31, 2015	$20,583,281	$101,479,457	$76,267,171	$14,630,295	$43,196,137	$45,102,242	$5,744		$11,689	$—

(1) Level 3 securities were acquired in a rights issuance to holders of the companies’ common stock.

The change in unrealized appreciation (depreciation) on positions still held in the Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. Large Cap Variance Risk Premium Fund and U.S. Small Cap Variance Risk Premium Fund were $(4,215,432), $(1,629,913), $0 and $0, respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2015.

Reinsurance Risk Premium Fund
Type of Security	Industry	Fair Value at 7/31/15	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes (Quota Shares	Financial Services	$45,008,223	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.3MM - $5.8MM $0.7MM - $9.7MM	$3.7MM $6.3MM
Preference Shares (Quota Shares)	Financial Services	$47,284,938	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.0MM - $4.1MM $0.0MM - $5.7MM	$1.2MM $2.3MM

High Yield Reinsurance Risk Premium Fund
Type of Security	Industry	Fair Value at 7/31/15	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes (Quota Shares)	Financial Services	$25,542,143	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM - $3.6MM $0.3MM - $5.9MM	$2.4MM $4.1MM
Preference Shares (Quota Shares)	Financial Services	$34,327,087	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.0MM - $2.4MM $0.0MM - $3.8MM	$1.1MM $2.1MM

The level 3 securities held in the Reinsurance Risk Premium Fund and the High Yield Reinsurance Risk Premium Fund not listed above were priced using an indicative bid.

Derivative Transactions – The Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. Large Cap Variance Risk Premium Fund, U.S. Small Cap Variance Risk Premium Fund, International Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund engaged in derivatives and hedging activities during the period ended July 31, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts -- The Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. Large Cap Variance Risk Premium Fund, U.S. Small Cap Variance Risk Premium Fund, International Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may purchase and sell futures contracts. The Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. Large Cap Variance Risk Premium Fund, and the International Developed Markets Variance Risk Premium Fund held futures contracts during the period ended July 31, 2015. The U.S. Large Cap Variance Risk Premium Fund and International Developed Markets Variance Risk Premium Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Risk Premium Fund and High Yield Reinsurance Risk Premium Fund uses futures contracts to hedge the interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended July 31, 2015, were as follows:     Variance Risk Premium

	Reinsurance Risk Premium Fund	High Yield Reinsurance Risk Premium Fund	U.S. Large Cap Variance Risk Premium Fund	U.S. Small Cap Variance Risk Premium Fund	International Developed Markets Variance Risk Premium Fund
Long futures contracts
Equity index contracts	$—	$—	$—	$—	$—
Total long futures contracts	$—	$—	$—	$—	$—
Short futures contracts
Foreign exchange contracts	$12,119,913	$120,983	$—	$—	$—
Equity index contracts	—	—	2,210,132	—	1,618,279
U.S. Treasury contracts	10,986,153	8,226,344	—	—	—
Total short futures contracts	$23,106,066	$8,347,326	$2,210,132	$—	$1,618,279

Options -- The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap Variance Risk Premium Fund, U.S. Small Cap Variance Risk Premium Fund, International Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund wrote call or put options during the period ended July 31, 2015. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. Large Cap Variance Risk Premium Fund, U.S. Small Cap Variance Risk Premium Fund, International Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund engaged in options during the period ended July 31, 2015. The average market values of written options for the period ended July 31, 2015, were as follows:

	U.S. Large Cap Variance Risk Premium Fund	U.S. Small Cap Variance Risk Premium Fund	International Developed Markets Variance Risk Premium Fund	Emerging Markets Variance Risk Premium Fund
Written Options	$1,396,257	$793,961	$1,567,213	$548,189

Transactions in purchased options during the period ended July 31, 2015 were as follows:

Emerging Markets Variance Risk Premium Fund
Put Options	Notional Amount	Contracts
Outstanding, Beginning of period	$—	—
Options purchased	3,082,800	734
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(3,082,800)	(734)
Outstanding, end of period	$—	—

Transactions in options written during the period ended July 31, 2015 were as follows:

	U.S. Large Cap Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	2,909	$80,422	35	$4,023
Options written	103,564	2,524,177	1,343	267,909
Options terminated in closing transactions	(8,732)	(395,660)	(84)	(68,824)
Options exercised	(4,318)	(167,323)	(85)	(17,081)
Options expired	(92,297)	(2,002,179)	(1,175)	(183,008)
Outstanding, end of period	1,126	$39,437	34	$3,019

	International Developed Markets Variance Risk Premium Fund		Emerging Markets Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	15	$259	4	$40
Options written	2,002	45,874	4,009	64,879
Options terminated in closing transactions	(97)	(29,243)	(973)	(39,887)
Options exercised	(195)	(2,222)	(390)	(3,093)
Options expired	(1,720)	(14,626)	(2,629)	(21,810)
Outstanding, end of period	5	$42	21	$129

	U.S. Large Cap Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,589	$1,870,244	1,040	$931,337
Options written	151,023	164,967,600	95,006	74,402,406
Options terminated in closing transactions	(128,189)	(145,795,983)	(80,140)	(66,778,661)
Options exercised	(2,929)	(2,576,234)	(2,964)	(1,717,132)
Options expired	(20,128)	(16,985,434)	(11,980)	(6,101,957)
Outstanding, end of period	1,366	$1,480,193	962	$735,993

	International Developed Markets Variance Risk Premium Fund		Emerging Markets Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,077	$880,460	9,023	$305,488
Options written	83,274	53,534,286	618,746	22,882,570
Options terminated in closing transactions	(60,898)	(43,988,660)	(475,228)	(18,400,578)
Options exercised	(4,550)	(2,857,579)	(955)	(29,030)
Options expired	(17,377)	(6,180,857)	(138,766)	(4,239,533)
Outstanding, end of period	1,526	$1,387,650	12,820	$518,917

Balance Sheet -- Values of Derivatives at July 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Reinsurance Risk Premium Fund
	Net assets - Unrealized appreciation on futures*	$ 655,597	Net assets - Unrealized depreciation on futures*	$ 62,268
Total		$ 655,597		$ 62,268

High Yield Reinsurance Risk Premium Fund
	N/A	$ -	Net assets - Unrealized depreciation on futures*	$ 47,694
Total		$ -		$ 47,694

U.S. Large Cap Variance Risk Premium Fund
	N/A	$ -	Options written, at Fair Value	$ 1,590,406
Total		$ -		$ 1,590,406

U.S. Small Cap Variance Risk Premium Fund
	N/A	$ -	Options written, at Fair Value	$ 722,207
Total		$ -		$ 722,207

International Developed Markets Variance Risk Premium Fund
	N/A	$ -	Options written, at Fair Value	$ 1,147,385
Total		$ -		$ 1,147,385

			Net assets - Unrealized depreciation on futures*	$ 21,328
$ 21,328

Emerging Markets Variance Risk Premium Fund
	N/A	$ -	Options written, at Fair Value	$ 450,490
Total		$ -		$ 450,490

* Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

2. Transactions with Affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended July 31, 2015. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	U.S. Large Cap Variance Risk Premium Master Fund				International Variance Risk Premium Master Fund

	Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I		Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	Total	Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	Total
November 1, 2014 Balance
Shares	17,325,291		9,065,224		1,754,434	853,068
Cost	$176,787,239		$92,471,327	$269,258,566	$17,562,517	$8,561,229	$26,123,746
Additions
Shares	1,594,498		771,346		274,506	209,585
Cost	$16,900,000		$8,000,000		$2,720,041	$1,985,137
Reductions
Shares	6,851,003		3,742,054		225,225	53,351
Cost	$71,049,134		$38,531,451		2,273,948	551,501
July 31, 2015 Balance
Shares	12,068,786		6,094,516		1,803,715	1,009,302
Cost	$122,638,105		$61,939,876	$184,577,981	$18,008,610	$9,994,865	$28,003,475
Value	$130,825,640		$65,394,161	$196,219,801	$18,325,743	$9,113,997	$27,439,740
Dividend Income	$1,554,831		$775,340	$2,330,171	$170,042	$85,137	$255,179
Realized Gain/(Loss)	$3,261,562	(1)	$(581,451)	$2,680,111	$(23,948)	$(51,501)	$(75,449)

	Global Equity Variance Risk Premium Master Fund
	Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I		Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	Total
November 14, 2014 Balance (2)
Shares	—		—	—	—
Cost	$—		$—	$—	$—	$—
Additions
Shares	2,488,024		1,287,778	2,644,125	1,435,293
Cost	$26,300,000		$13,000,000	$25,850,000	$14,050,000
Reductions
Shares	1,016,926		543,886	1,082,959	573,883
Cost	$10,768,384		$5,493,667	$10,578,052	$5,664,226
July 31, 2015 Balance
Shares	1,471,098		743,892	1,561,166	861,410
Cost	$15,531,616		$7,506,333	$15,271,948	$8,385,774	$46,695,671
Value	$15,946,702		$7,981,956	$15,861,446	$7,778,532	$47,568,636
Dividend Income	$112,537		$56,478	$112,692	$57,737	$339,444
Realized Gain/(Loss)	$362,929	(3)	$206,333	$421,948	$(164,226)	$826,984

(1) Includes $2,060,696 of long-term capital gain distributions.
(2) Commencement of operations for the Global Equity Variance Risk Premium Master Fund.
(3) Includes $331,313 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust

By (Signature and Title)*   /s/ Ross Stevens
Ross Stevens, President

Date  September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ross Stevens
Ross Stevens, President

Date  September 29, 2015

By (Signature and Title)* /s/ Patrick Kelly
Patrick Kelly, Treasurer

Date  September 29, 2015

* Print the name and title of each signing officer under his or her signature.